EQ Advisors TrustSM

Prospectus dated May 1, 2008

This Prospectus describes Portfolios* offered by EQ Advisors Trust and the Class IA shares offered by the Trust on behalf of each Portfolio that you can choose as investment alternatives. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

Equity Portfolios

EQ/AllianceBernstein Small Cap Growth

EQ/AllianceBernstein Value

EQ/Davis New York Venture

EQ/Equity 500 Index

EQ/FI Mid Cap

EQ/GAMCO Small Company Value

EQ/International Core PLUS**

EQ/JPMorgan Value Opportunities

EQ/Large Cap Growth PLUS**

EQ/Lord Abbett Mid Cap Value

EQ/Mid Cap Value PLUS**

EQ/Small Company Index

EQ/T. Rowe Price Growth Stock**

EQ/Templeton Growth

EQ/Van Kampen Emerging Markets Equity

EQ/Van Kampen Mid Cap Growth

Fixed Income Portfolio

EQ/JPMorgan Core Bond

*	Not all of these Portfolios may be available as an investment in your variable life or annuity product or under your retirement plan. In addition, certain of these Portfolios may be available only as underlying investment portfolios of certain other portfolios of EQ Advisors Trust and may not be available directly as an investment plan under your variable life or annuity product or retirement plan. Please consult your product prospectus or retirement plan documents to see which Portfolios are available under your contract or plan.
**	Please see next page “Overview – Information on Portfolio Name Changes.”

The Securities and Exchange Commission has not approved or disapproved any Portfolio’s shares or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Version 14

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EQ Advisors Trust

Overview

EQ ADVISORS TRUST

EQ Advisors Trust (the “Trust”) consists of sixty-four (64) distinct mutual funds, each with its own investment strategy and risk/reward profile. This Prospectus describes the Class IA shares of seventeen (17) of the Trust’s Portfolios. Each Portfolio is a diversified Portfolio. Information on each Portfolio, including its investment objectives, investment strategies and investment risks can be found on the pages following this Overview. In addition, a Glossary of Terms is provided at the back of this Prospectus.

The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the “Contracts”) issued by AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Life and Annuity Company, other affiliated or unaffiliated insurance companies and to The 401(k) Plan sponsored by AXA Equitable (“Equitable Plan”). Shares also may be sold to other tax-qualified retirement plans, to other series of the Trust and to series of AXA Premier VIP Trust, a separate registered investment company managed by AXA Equitable that currently sells its shares to such accounts and plans. The Prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the Equitable Plan or other retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contract if you are a Contractholder or participant in a retirement plan under a Contract. Please read that prospectus carefully and retain it for future reference.

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), is the investment manager to each Portfolio.

The day-to-day portfolio management of each Portfolio is provided by investment sub-advisers (the “Advisers”). Information regarding the Manager and the Advisers is included under “Management of the Trust” and “About the Investment Portfolios” in this Prospectus. The Manager has been granted relief by the Securities and Exchange Commission (“SEC”) to appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval (the “Multi-Manager Order”). The Manager also may allocate a Portfolio’s assets to additional Advisers subject to approval of the Trust’s Board of Trustees. If a new Adviser is retained for a Portfolio, shareholders would receive notice of such action. However, the Manager may not enter into an advisory agreement with an “affiliated person” of the Manager (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) (“Affiliated Adviser”), such as AllianceBernstein L.P. or AXA Rosenberg Investment Management LLC, unless the advisory agreement with the Affiliated Adviser is approved by the affected Portfolio’s shareholders.

The co-distributors of the Portfolios are AXA Advisors, LLC and AXA Distributors, LLC.

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosures carefully before investing.

Information on Portfolio Name Changes

Information on Portfolio Name Changes
Portfolio Name Until May 25, 2007	Portfolio Name After May 25, 2007
EQ/Capital Guardian International Portfolio	MarketPLUS International Core Portfolio
EQ/FI Mid Cap Value Portfolio	MarketPLUS Mid Cap Value Portfolio
EQ/MFS Emerging Growth Companies	MarketPLUS Large Cap Growth Companies

Portfolio Name Until July 6, 2007	Portfolio Name After July 6, 2007
EQ/TCW Equity Portfolio	EQ/T. Rowe Price Growth Stock Portfolio

Portfolio* Name Until April 30, 2008	Portfolio* Name after April 30, 2008
MarketPLUS International Core Portfolio	EQ/International Core PLUS Portfolio
MarketPLUS Mid Cap Value Portfolio	EQ/Mid Cap Value PLUS Portfolio
MarketPLUS Large Cap Growth Portfolio	EQ/Large Cap Growth PLUS Portfolio

* These Portfolios may be referred to as the PLUS Portfolios.

2	Overview	EQ Advisors Trust

EQ Advisors Trust	Table of contents	3

1. About the investment portfolios

This section of the Prospectus provides a complete description of the principal investment objective, strategies, and risks of each of the Portfolios. Of course, there can be no assurance that any Portfolio will achieve its investment objective. The investment objective and, except as otherwise noted, the investment policies of a Portfolio are not fundamental policies and may be changed without a shareholder vote.

As described more fully on the following pages, the EQ/AllianceBernstein Small Cap Growth, EQ/Equity 500 Index, EQ/FI Mid Cap, EQ/GAMCO Small Company Value, EQ/Large Cap Growth PLUS, EQ/Lord Abbett Mid Cap Value, EQ/Mid Cap Value PLUS, EQ/Small Company Index, EQ/T. Rowe Price Growth Stock, EQ/Van Kampen Emerging Markets Equity, EQ/Van Kampen Mid Cap Growth and EQ/JPMorgan Core Bond Portfolios each has a policy that it will invest at least 80% of its net assets in the particular type of investment suggested by its name. These policies may not be changed without providing at least sixty (60) days’ written notice to the shareholders of the affected Portfolio.

For temporary defensive purposes, each Portfolio (other than the EQ/Equity 500 Index and EQ/Small Company Index Portfolios) may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that a Portfolio is invested in these instruments, the Portfolio will not be pursuing its investment goal.

Please note that:

•

A fuller description of each of the principal risks and of the benchmarks is included in the section “More Information on Risks and Benchmarks,” which follows the description of each Portfolio in this section of the Prospectus.

•	Additional information concerning each Portfolio’s strategies, investments, and risks can also be found in the Trust’s Statement of Additional Information.

4	About the investment portfolios	EQ Advisors Trust

Equity Portfolios

EQ/AllianceBernstein Small Cap Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small capitalization companies (currently considered by the Adviser to mean companies with market capitalizations between $300 million and $3 billion at the time of purchase.

The Portfolio invests primarily in U.S. common stocks and other equity-type securities issued by smaller companies with favorable growth prospects. The Portfolio also may invest in securities of mid-cap companies. The Portfolio may at times invest in companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations (e.g., change in management, new products or changes in customer demand) and less widely known companies. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio generally engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

When market or financial conditions warrant, the Portfolio may invest in other equity-type securities (such as preferred stocks and convertible debt instruments) and investment grade corporate fixed income securities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Fixed Income Risk

Interest Rate Risk

Investment Grade Securities Risk

•	Growth Investing Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid Cap Company Risk

•	Special Situations Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Small Cap Growth Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Small Cap Growth Portfolio whose inception date is May 1, 1997, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
28.16% (1999 4th Quarter)	–28.07% (1998 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/AllianceBernstein Small Cap Growth Portfolio — Class IA Shares	17.00%	18.21%	6.96%
Russell 2500 Growth Index†	9.69%	17.43%	6.62%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

EQ Advisors Trust	About the investment portfolios	5

Equity Portfolios (continued)

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares
Management Fee	0.74%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses*	0.87%
*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Total Annual Portfolio Operating Expenses for the Portfolio would be 0.86% for Class IA shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$89
3 Years	$278
5 Years	$482
10 Years	$1,073

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2007, AllianceBernstein had approximately $800 billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s US Small/SMID Cap Growth Team, which is responsible for management of all of AllianceBernstein’s US Small/SMID Cap Growth accounts. The US Small/SMID Cap Growth Team relies heavily on its fundamental analysis and research. In addition, the team draws upon the research of AllianceBernstein’s industry analysts as well as other portfolio management teams. The four members of the US Small/SMID Cap Growth Team with the most significant responsibility for the day-to-day management of the Portfolio are: Bruce Aronow, Samantha Lau, Kumar Kirpalani and Wen-TseTseng.

Bruce Aronow is Senior Vice President, Portfolio Manager/Research Analyst and serves as team leader for the Small/SMID Cap Growth Team. He is also responsible for research and portfolio management for the Small/SMID Cap Growth consumer/commercial sectors. Mr. Aronow joined AllianceBernstein in 1999 and has had portfolio management responsibilities since that time.

Samantha Lau is Senior Vice President, Portfolio Analyst/Manager and is responsible for research and portfolio management for the Small/SMID Cap Growth technology sector. Ms. Lau joined AllianceBernstein in 1999 and has had portfolio management responsibilities since that time.

Kumar Kirpalani is Senior Vice President, Portfolio Analyst/Manager and is responsible for research and portfolio management for the Small/SMID Cap Growth industrial, financial and energy sector. Mr. Kirpalani joined AllianceBernstein in 1999 and has had portfolio management responsibilities since that time.

Wen-TseTeng is Vice President and Portfolio Analyst/Manager and is responsible for research and portfolio management for the Small/SMID Cap Growth healthcare sector. Prior to joining AllianceBernstein in March 2006, Mr. Teng was the healthcare sector portfolio manager at William D. Witter since August 2003 and with Weiss, Peck & Greer, from April 2002 to August 2003.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

6	About the investment portfolios	EQ Advisors Trust

EQ/AllianceBernstein Value Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its total assets in equity securities that the Adviser believes are trading at a discount to their long term earnings power, usually because of a situation the Adviser’s research suggests will be temporary. The Portfolio also may own securities if they reduce portfolio risk or are diversifying to the Portfolio. Equity securities include common stocks, preferred stocks and securities convertible into or exchangeable for common stocks. The Portfolio generally invests in large-cap companies, which are defined for purposes of this Portfolio as companies with market capitalizations of $1 billion or more.

In managing the Portfolio, the Adviser uses a value-oriented, “bottom-up” approach (individual stock selection) to find companies that have:

•	low price to earnings ratios;

•	high yield;

•	unrecognized assets;

•	the possibility of management change; and/or

•	the prospect of improved profitability.

The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may also invest up to 20% of its assets in U.S. Government securities and investment grade debt securities of domestic corporations rated BBB or better by Standard & Poor’s or Baa or better by Moody’s Investor Services, Inc.

The Portfolio may also invest up to 10% of its assets in foreign equity or debt securities, or depositary receipts.

The Portfolio may also invest without limitation in high-quality short-term money market instruments. The Portfolio may, to a limited extent, engage in options transactions, including writing covered call options or foreign currencies to offset costs of hedging and writing and purchasing put and call options on securities. Although the Portfolio will engage in options transactions primarily to hedge its portfolio, it may use options to increase returns and there is the risk that these transactions sometimes may reduce returns or increase volatility. The Portfolio may also borrow money for leveraging purposes.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Investment Grade Securities Risk

Interest Rate Risk

•	Foreign Securities Risk

Currency Risk

•	Large-Cap Company Risk

•	Leveraging Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The Portfolio’s commencement date was January 1, 1998. The table below shows the Portfolio’s average annual total returns for the Portfolio for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to March 1, 2001.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
23.34% (1998 4th Quarter)	–18.20% (2002 3rd Quarter)
*	For periods prior to the date Class IA shares commenced operations (May 18, 2001), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

EQ Advisors Trust	About the investment portfolios	7

Equity Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/AllianceBernstein Value Portfolio — Class IA Shares**	–4.30%	12.56%	7.01%
Russell 1000 Value Index†	–0.17%	14.63%	7.69%
**	For periods prior to the date Class IA shares commenced operations (May 18, 2001), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/AllianceBernstein Value Portfolio	Class IA Shares
Management Fee	0.59%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	0.71%
Less Fee Waiver/Expense Reimbursement*	–0.01%
Net Annual Portfolio Operating Expenses**	0.70%
*	Pursuant to a contract, the Manager had agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.62% for Class IA shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$72
3 Years	$226
5 Years	$394
10 Years	$882

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105. AllianceBernstein has been the Adviser to the Portfolio since March 1, 2001. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2007, AllianceBernstein had approximately $800 billion in assets under management.

The management of and investment decisions for the Portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. No one person is principally responsible for making recommendations for the Portfolio. The members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Portfolio are: Marilyn Fedak, John Mahedy, John Phillips and Chris Marx.

Marilyn Fedak has been Chief Investment Officer — US Value Equities and Chairman of the US Value Equity Investment Policy Group since 1993. In 2003, she became head of the AllianceBernstein value equities business. She serves on AllianceBernstein’s Executive Committee, a group of senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Ms. Fedak had served on the board of directors of Sanford C. Bernstein & Co., Inc. from 1994 until the combination with Alliance Capital Management, L.P. in 2000.

John Mahedy was named Co-Chief Investment Officer — US Value Equities in 2003. He continues to serve as Director of Research — US Value Equities, a position he has held since 2001.

8	About the investment portfolios	EQ Advisors Trust

John Phillips is a Senior Portfolio Manager and member of the US Value Equity Investment Policy Group. He is also chairman of AllianceBernstein’s Proxy Voting Committee. Mr. Phillips joined AllianceBernstein in 1994 and has had portfolio management responsibilities since that time.

Chris Marx is a Senior Portfolio Manager and member of the US Value Equity Investment Policy Group. He joined AllianceBernstein in 1997 as a research analyst and has had portfolio management responsibilities for the past five years. He has covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	9

Equity Portfolios (continued)

EQ/Davis New York Venture Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests a majority of its assets in equity securities issued by large-cap companies with market capitalizations of at least $10 billion. The Portfolio also has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, including depositary receipts, and to invest in non-equity securities. The Portfolio also may invest a significant portion of its assets in the financial services sector.

The Portfolio may purchase such other kinds of securities; engage in active trading; or employ other investment strategies if the Adviser believes the securities or investment strategies are appropriate. The Portfolio also uses short-term investments, such as treasury bills and repurchase agreements, to maintain flexibility while evaluating long-term opportunities.

The Adviser conducts extensive research to identify well managed companies with durable business models that are attractive to the Adviser based on its assessment of a company’s worth. In selecting investments, the Adviser searches for companies that demonstrate a majority or, in the Adviser’s opinion, an appropriate mix of the following characteristics:

•

First class management evidenced by a proven track record, significant personal ownership in business, intelligent allocation of capital and smart application of technology to improve business and lower costs;

•	Strong financial condition and satisfactory profitability evidenced by a strong balance sheet, low cost structure, high after-tax returns on capital and high quality of earnings;

•	Strong competitive positioning evidenced by non-obsolescent products and/or services, dominant or growing market share, participation in a growing market and global presence and brand names.

The Portfolio also may invest in a company when it becomes the center of controversy due to adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated or other adverse events may threaten the company’s future.

The Adviser also analyzes each company’s common stock, seeking to purchase those that are attractive to the Adviser based on its assessment of a company’s worth. The Adviser seeks to invest in companies for the long term and may sell a security for a variety of reasons, including if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Equity Risk

•	Financial Services Sector Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

•	Large-Cap Company Risk

•	Special Situations Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the Portfolio’s first full calendar year of operations. The inception date for this Portfolio is August 31, 2006. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
5.99% (2007 2nd Quarter)	–2.08% (2007 4th Quarter)

10	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Since Inception
EQ/Davis New York Venture Portfolio — Class IA Shares	4.09%	9.39%
S&P 500 Index†	5.49%	11.38%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/Davis New York Venture Portfolio	Class IA Shares
Management Fee	0.85%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.18%
Total Annual Portfolio Operating Expenses	1.03%
Less Fee Waiver/Expense Reimbursement*	0.00%
Net Annual Portfolio Operating Expenses**	1.03%
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.05% for Class IA shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.00% for Class IA shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$105
3 Years	$328
5 Years	$569
10 Years	$1,259

WHO MANAGES THE PORTFOLIO

Davis Selected Advisers, L.P. (“Davis”), 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. Davis serves as an investment adviser for mutual funds and individual and institutional clients. As of December 31, 2007, Davis had $105 billion in assets under management.

Christopher C. Davis, Portfolio Manager, serves as Chairman of Davis. Mr. Davis has served with Davis as a research analyst and portfolio manager in its large cap value investment discipline since 1989.

Kenneth Charles Feinberg, Portfolio Manager, has served with Davis as a research analyst and portfolio manager in its large cap value investment discipline since 1994.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	11

Equity Portfolios (continued)

EQ/Equity 500 Index Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index (“S&P 500”).

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P 500.

The Adviser does not utilize customary economic, financial or market analyses or other traditional investment techniques to manage the Portfolio. The Portfolio has been constructed and is maintained by utilizing a replication construction technique. That is, the Portfolio will seek to hold all 500 securities in the S&P 500 in the exact weight each represents in that Index.

Cash may be accumulated in the Portfolio until it reaches approximately 1% of the value of the Portfolio at which time such cash will be invested in common stocks as described above. Accumulation of cash increases tracking error. The Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally falling. Similarly, adverse performance of a stock will ordinarily not result in its elimination from the Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold futures contracts on the S&P 500 and options on such futures contracts. The contract value of futures contracts purchased by the Portfolio plus the contract value of futures contracts underlying call options purchased by the Portfolio will not exceed 20% of the Portfolio’s total assets. The Portfolio may seek to increase income by lending its portfolio securities with a value of up to 50% of its total assets to brokers-dealers.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Index-Fund Risk

•	Large-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Equity Index Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Equity Index Portfolio whose inception date is March 1, 1994, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
21.15% (1998 4th Quarter)	–17.26% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Equity 500 Index Portfolio — Class IA Shares	5.22%	12.47%	5.57%
S&P 500 Index†	5.49%	12.83%	5.91%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

12	About the investment portfolios	EQ Advisors Trust

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Equity 500 Index Portfolio	Class IA Shares
Management Fee	0.25%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses*	0.38%
*	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$39
3 Years	$122
5 Years	$213
10 Years	$480

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2007, AllianceBernstein had approximately $800 billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s Passive Equity Investment Team, which is responsible for management of all of AllianceBernstein’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative tools. Judith DeVivo is primarily responsible for day-to-day management of the Portfolio.

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Midcap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	13

Equity Portfolios (continued)

EQ/FI Mid Cap Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Adviser normally invests at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, in common stocks of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P MidCap 400 Index or the Russell Midcap Index. As of December 31, 2007, the market capitalization of companies in the S&P MidCap 400 Index ranged from $0.3 billion to $12.4 billion and from $0.5 billion to $42.1 billion for the Russell MidCap Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio’s investment. The size of companies in each index changes with market conditions and the composition of the index. The Adviser may also invest the Portfolio’s assets in companies with smaller or larger market capitalizations.

The Adviser normally invests the Portfolio’s assets primarily in common stock. The Adviser may invest the Portfolio’s assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

The Adviser may use various techniques, such as, to a limited extent, buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. If the Adviser’s strategies do not work as intended, the Portfolio may not achieve its objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 2000. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
20.77% (2003 2nd Quarter)	–22.26% (2001 3rd Quarter)
*	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

14	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/FI Mid Cap Portfolio — Class IA Shares**	8.25%	16.68%	6.01%
S&P MidCap 400 Index†	7.98%	16.20%	7.51%
**	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/FI Mid Cap Portfolio	Class IA Shares
Management Fee	0.68%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	0.81%
Less Fee Waiver/Expense Reimbursement*	–0.06%
Net Annual Portfolio Operating Expenses**	0.75%
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$77
3 Years	$253
5 Years	$444
10 Years	$996

WHO MANAGES THE PORTFOLIO

Fidelity Management & Research Company (“FMR”), 82 Devonshire Street, Boston, MA 02109. FMR has been the Portfolio’s Adviser since the Portfolio commenced operations. FMR may enter into agreements with its affiliates, including FMR Co., Inc., in providing services to the Portfolio. As of December 31, 2007, FMR and its affiliate FMR Co., Inc. managed over $1.4 trillion in mutual fund assets.

Peter Saperstone has been responsible for the day-to-day management of the Portfolio since June 2001. Mr. Saperstone has been associated with FMR as a research analyst and portfolio manager since 1995.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	15

Equity Portfolios (continued)

EQ/GAMCO Small Company Value Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in stocks of small capitalization companies. For purposes of this Portfolio small capitalization companies are companies with market capitalization of $2.0 billion or less at the time of investment.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stocks. This Portfolio also may invest to a limited extent in foreign securities.

The Adviser utilizes a value-oriented investment style that emphasizes companies deemed to be currently underpriced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. In choosing investments, the Adviser utilizes a process of fundamental analysis that involves researching and evaluating individual companies for potential investment by the Portfolio. The Adviser uses a proprietary research technique to determine which stocks have a market price that is less than the “private market value” or what an investor would pay for the company. This approach will often lead the Portfolio to focus on “strong companies” in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The Adviser may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

•	Liquidity Risk

•	Small-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Small Company Value Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Small Company Value Portfolio whose inception date is August 1, 1988, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
16.89% (2003 2nd Quarter)	–17.80% (1998 3rd Quarter)
*	For periods prior to the date Class IA shares commenced operations (July 13, 2007), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/GAMCO Small Company Value Portfolio — Class IA Shares**	9.43%	17.66%	11.62%
Russell 2000 Value Index†	–9.78%	15.80%	9.06%
**	For periods prior to the date Class IA shares commenced operations (July 13, 2007), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

16	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/GAMCO Small Company Value Portfolio	Class IA Shares
Management Fee	0.76%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	0.88%
Less Fee Waiver/Expense Reimbursement*	0.00%
Net Annual Portfolio Operating Expenses**	0.88%
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.05% for Class IA shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.85% for Class IA shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IA Shares
1 Year	$90
3 Years	$281
5 Years	$488
10 Years	$1,084

WHO MANAGES THE PORTFOLIO

GAMCO Asset Management Inc. (“GAMCO”), One Corporate Center, Rye, New York 10580, is the Adviser to the Portfolio. As of December 31, 2007, total assets under management for all clients were $31 billion.

Mario J. Gabelli serves as the Chief Investment Officer of the Value Portfolios for GAMCO and is responsible for the day-to-day management of the Portfolio. He has more than 36 years’ experience in the investment industry.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	17

Equity Portfolios (continued)

EQ/International Core PLUS Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in foreign equity securities. The Portfolio’s assets normally will be allocated among three investment managers, each of which will manage its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio will be actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio will track the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio will invest in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion will consist of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion will consist of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion will consist of approximately 10% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15% - 45% in the Active Allocated Portion; 45% - 75% in the Index Allocated Portion; and 0% - 25% in the ETF Allocated Portion. Each portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable will rebalance each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Active Allocated Portion primarily invests in common stocks, but it also may invest in other securities that the Adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock. The Adviser to the Active Allocated Portion considers foreign companies to include those companies that are organized or headquartered outside of the U.S. Foreign securities include securities issued by companies in countries with either developed or developing economies. The Active Allocated Portion may invest in companies of any size and generally diversifies its investments among a number of different foreign markets. The Active Allocated Portion also may invest in U.S. securities.

In choosing investments for the Active Allocated Portion, the Adviser utilizes a top-down sector-oriented approach. The Adviser seeks to invest in those companies whose earnings are growing at an above average rate that have strong business models and will benefit from long-term secular trends. The Adviser utilizes a bottom-up stock selection process rooted in fundamental research and looks for companies with superior business models. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

The Index Allocated Portion of the Portfolio will seek to track the performance of the MSCI EAFE Index (Europe, Australasia and Far East) with minimal tracking error. Generally, the Index Allocated Portion will employ full replication, holding each company in proportion to its market capitalization weight in the MSCI EAFE Index, although, in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach will strive to match the index characteristics without having to purchase every stock in the index.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion currently may invest are described later in this Prospectus in the section entitled “Information Regarding the Underlying ETFs.” The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section of the Trust’s Prospectus entitled “More Information on Risks and Benchmarks.” In addition, more information about investing in ETFs and the related risks is included in the section entitled “More Information on Investing in ETFs.”

•	Convertible Securities Risk

•	Equity Risk

•	Exchange Traded Funds Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Index-Fund Risk

•	Large-Cap Company Risk

•	Multiple Adviser Risk

•	Small- and Mid-Cap Company Risk

18	About the investment portfolios	EQ Advisors Trust

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 25, 2007 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single Adviser. Following the investment strategy change, the Portfolio’s assets are managed by three investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to May 25, 2007.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
18.78% (2003 2nd Quarter)	–19.69% (2002 3rd Quarter)
*	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/International Core PLUS Portfolio — Class IA Shares**	15.54%	19.70%	7.58%
MSCI EAFE Index†	11.17%	21.59%	12.92%
**	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of the Class IB shares which reflects the effect of 12b-1 fees paid by the Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/International Core PLUS Portfolio	Class IA Shares
Management Fee	0.60%
Distribution and/or service (12b-1) fees	None
Other Expenses††	0.30%
Acquired Fund Fees and Expenses (Underlying ETFs)*	0.04%
Total Annual Portfolio Operating Expenses	0.94%
Less Waivers/Expense Reimbursements**	–0.05%
Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses**, ***	0.89%
††	Restated to reflect current fees.
*	The Portfolio invests in shares of ETFs, which are considered to be investment companies. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying ETFs and the investment return of the Portfolio will be reduced by each Underlying ETF’s expenses.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.85% for Class IA shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.80% for Class IA shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (including the expenses of the

EQ Advisors Trust	About the investment portfolios	19

Equity Portfolios (continued)

Underlying ETFs incurred indirectly) remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$91
3 Years	$295
5 Years	$515
10 Years	$1,150

WHO MANAGES THE PORTFOLIO

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion. As of December 31, 2007, AXA Equitable had approximately $89.7 billion in assets under management.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio managers of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas and Terence Grennon assist the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but do not have joint and primary responsibility for management of the Portfolio.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

Terence Grennon joined AXA FMG in November 2004 as Director of Asset Allocation and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. He joined AXA Equitable in 1999 as Director of Asset Allocation Rationalization and held such position until 2004. Mr. Grennon is involved in asset allocation oversight and direction, oversight of asset class inputs (return, risk and correlations) and the development of asset class models.

Mellon Capital Management Corporation (“Mellon”), 500 Grant Street, Suite 4200, Pittsburgh, PA 15258-0001, manages the Index Allocated Portion of the Portfolio. Mellon is a specialist in active and passive U.S. equity and balanced fund management. As of December 31, 2007, Mellon had approximately $211.6 billion in assets under management.

Thomas J. Durante, Senior Vice President, Senior Portfolio Manager and Principal Officer of Mellon, is responsible for the day-to-day management of the Index Allocated Portion. Mr. Durante joined Mellon in 2000 and has had portfolio management responsibilities since that time.

Wentworth Hauser and Violich, Inc. (“Wentworth”), 301 Battery Street, Suite 400, San Francisco, CA 94111, manages the Active Allocated Portion of the Portfolio. Wentworth has been providing investment advisory services since 1937. As of December 31, 2007, Wentworth had approximately $14.6 billion in assets under management.

Richard K. Hirayama and Laura M. Albers are responsible for the day-to-day management of the Active Allocated Portion.

Richard K. Hirayama, Senior Vice President and Managing Director, Portfolio Manager and Security Analyst joined Wentworth in 1990 and has had portfolio management responsibilities since that time.

Laura A. Stankard, Vice President and International Security Analyst, joined Wentworth in 1998. She joined the International Equity Team as an International Security Analyst in 2001. She currently analyzes global economic sectors, industries and companies.

The Statement of Additional Information provides additional information about the Advisers, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

20	About the investment portfolios	EQ Advisors Trust

EQ/JPMorgan Value Opportunities Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of mid- and large-capitalization companies. For purposes of this Portfolio, issuers with market capitalization between $2 billion and $5 billion are considered mid-capitalization while those above $5 billion are considered large-capitalization.

The Adviser employs a value-oriented investment approach that seeks to identify attractive companies through fundamental research and discounted cash flow analysis. The Adviser seeks to identify relative value within sectors by combining company analysis of its research and portfolio management teams with market sentiment and macro-insights of the portfolio managers. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may also invest in investment grade corporate bonds, notes and debentures, preferred stocks and convertible securities (both debt securities and preferred stocks) and U.S. Government securities. It may also invest, to a limited extent, a portion of its assets in debt securities rated below investment grade (so-called “junk bonds”), zero-coupon bonds and payment-in-kind bonds, and high quality U.S. and foreign dollar-denominated money market securities.

The Portfolio may invest up to 20% of its total assets in foreign securities, including transactions involving futures contracts, forward contracts and options and foreign currency exchange transactions.

There may be times when the Adviser will use additional investment strategies to achieve the Portfolio’s investment objectives. For example, the Portfolio may engage in a variety of investment management practices such as (to a limited extent) buying and selling derivatives, including stock index futures contracts and call and put options.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bond or Lower Rated Securities Risk

Zero Coupon and Pay-in-Kind Securities Risk

•	Foreign Securities Risk

Currency Risk

•	Large-Cap Company Risk

•	Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to December 13, 2004.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
17.81% (2003 2nd Quarter)	–18.57% (2002 3rd Quarter)
*	For periods prior to the date Class IA shares commenced operations (October 2, 2002) performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay 12b-1 fees.

EQ Advisors Trust	About the investment portfolios	21

Equity Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/JPMorgan Value Opportunities Portfolio — Class IA Shares**	–0.93%	11.97%	4.67%
Russell 1000 Value Index†	–0.17%	14.63%	7.68%
**	For periods prior to the date Class IA shares commenced operations (October 2, 2002) performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares
Management Fee	0.60%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses	0.74%
Less Fee Waiver/Expense Reimbursement*	–0.04%
Net Annual Portfolio Operating Expenses**	0.70%
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$72
3 Years	$233
5 Years	$408
10 Years	$915

WHO MANAGES THE PORTFOLIO

JPMorgan Investment Management Inc. (“JPMorgan”) 245 Park Avenue, New York, New York 10167, has served as Adviser of the Portfolio since December 13, 2004. JPMorgan manages portfolios for corporations, governments, endowments, as well as many of the largest corporate retirement plans in the nation. As of December 31, 2007, JPMorgan and its affiliates had $1.2 trillion in assets under management.

Bradford L. Frishberg, Managing Director and Alan Gutman, Vice President, are primarily responsible for the day-to-day management of the Portfolio. Mr. Frishberg, a Managing Director, has led the Large Cap Active Value Strategy Team since 2001. He has been with JPMorgan as an investment professional since 1996. Mr. Gutman is a Vice President and Portfolio Manager in the Large Cap Active Value Strategy Team and has been with JPMorgan in this capacity since 2003.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

22	About the investment portfolios	EQ Advisors Trust

EQ/Large Cap Growth PLUS Portfolio

INVESTMENT OBJECTIVE: Seeks to provide long-term capital growth.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). Large-cap companies mean those companies with market capitalizations within the range of the following indices at the time of purchase: S&P 500 Index (market capitalization range of approximately $0.7 billion - $511.9 billion as of December 31, 2007), Russell 1000 Index (market capitalization range of approximately $0.5 billion - $527.8 billion as of December 31, 2007), S&P 100 Index (market capitalization range of approximately $8.0 billion - $511.9 billion as of December 31, 2007) Morningstar Large Core Index (market capitalization range of approximately $2.5 billion - $374.6 billion), NYSE 100 Index (market capitalization $27.2 billion - $511.9 billion as of December 31, 2007).

The Portfolio’s assets normally will be allocated among three investment managers, each of which will manage its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio will be actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio will track the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio will invest in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion will consist of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion will consist of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion will consist of approximately 10% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15% - 45% in the Active Allocated Portion; 45% - 75% in the Index Allocated Portion; and 0% - 25% in the ETF Allocated Portion. Each portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable will rebalance each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Active Allocated Portion primarily invests in common stocks, but it also may invest in other securities that the Adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock. The Active Allocated Portion may also invest up to 25% of its total assets in securities of foreign issuers (which may include up to 15% of its total assets in emerging market countries at the time of purchase), which may be publicly traded in the United States or on a foreign exchange, and may be denominated in a foreign currency. The Active Allocation Portion also may engage in active and frequent trading to achieve the Portfolio’s investment objective.

In choosing investments, the Adviser utilizes a “focus” style, which concentrates the Active Allocation Portion’s investments in a core position of 20-30 companies selected for their growth potential. The Adviser uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection. The “top-down” approach may take into consideration such macro-economic factors as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. As a result of the “top-down” analysis, the Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Adviser has observed. The Adviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities. This is called “bottom-up” stock selection.

The Index Allocated Portion of the Portfolio will seek to track the performance of the Russell 1000 Growth Index with minimal tracking error. Generally, the Index Allocated Portion will employ full replication, holding each company in proportion to its market capitalization weight in the Russell 1000 Growth Index, although, in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach will strive to match the index characteristics without having to purchase every stock in the index.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion currently may invest are described later in this Prospectus in the section entitled “Information Regarding the Underlying ETFs.” The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section of the Trust’s Prospectus entitled “More Information on Risks and Benchmarks.” In

EQ Advisors Trust	About the investment portfolios	23

Equity Portfolios (continued)

addition, more information about investing in ETFs and the related risks is included in the section entitled “More Information on Investing in ETFs.”

•	Convertible Securities Risk

•	Equity Risk

•	Exchange Traded Funds Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Index-Fund Risk

•	Large-Cap Company Risk

•	Multiple Adviser Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 25, 2007 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single adviser. Following the investment strategy change, the Portfolio’s assets are managed by three investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to May 25, 2007.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
53.14% (1999 4th Quarter)	–28.43% (2001 3rd Quarter)
*	For periods prior to the date Class IA shares commenced operations (November 24, 1998), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by the Class IB shares. Class IA shares do not pay any 12b-1 fees.

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Large Cap Growth PLUS Portfolio — Class IA Shares**	15.81%	14.91%	5.22%
Russell 1000 Growth Index†,††	11.81%	12.11%	3.83%
Russell 3000 Growth Index†	11.40%	12.42%	3.83%
**	For periods prior to the date Class IA shares commenced operations (November 24, 1998), performance information shown is the performance of the Class IB shares which reflects the effect of 12b-1 fees paid by the Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”
††	Effective May 25, 2007, the Russell 1000 Growth Index replaced the Russell 3000 Growth Index because it reflects more closely the sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Large Cap Growth PLUS Portfolio	Class IA Shares
Management Fee	0.50%
Distribution and/or service (12b-1) fees	None
Other Expenses††	0.24%
Acquired Fund Fees and Expenses (Underlying ETFs)*	0.02%
Total Annual Portfolio Operating Expenses	0.76%
Less Waivers/Expense Reimbursements**	–0.04%
Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses**, ***	0.72%

24	About the investment portfolios	EQ Advisors Trust

††	Restated to reflect current fees.
*	The Portfolio invests in shares of ETFs, which are considered to be investment companies. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying ETFs and the investment return of the Portfolio will be reduced by each Underlying ETF’s expenses.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.70% for Class IA shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust — Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses for the Portfolio would be 0.57% for Class IA shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (including the expenses of the Underlying ETFs incurred indirectly) remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$74
3 Years	$239
5 Years	$418
10 Years	$939

WHO MANAGES THE PORTFOLIO

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion. As of December 31, 2007, AXA Equitable had approximately $89.7 billion in assets under management.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas and Terence Grennon assist the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but do not have joint and primary responsibility for management of the Portfolio.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

Terence Grennon joined AXA FMG in November 2004 as Director of Asset Allocation and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. He joined AXA Equitable in 1999 as Director of Asset Allocation Rationalization and held such position until 2004. Mr. Grennon is involved in asset allocation oversight and direction, oversight of asset class inputs (return, risk and correlations) and the development of asset class models.

Mellon Capital Management Corporation (“Mellon”), 500 Grant Street, Suit 4200, Pittsburgh, PA 15258-0001, manages the Index Allocated Portion of the Portfolio. Mellon is a specialist in active and passive U.S. equity and balanced fund management. As of December 31, 2007, Mellon had approximately $211.6 billion in assets under management.

Thomas J. Durante, Senior Vice President, Senior Portfolio Manager and Principal Officer of Mellon, is responsible for the day-to-day management of the Index Allocated Portion. Mr. Durante joined Mellon in 2000 and has had portfolio management responsibilities since that time.

Marsico Capital Management LLC (“Marsico”), 1200 17th Street, Suite 1600, Denver, CO 80202, manages the Active Allocated Portion of the Portfolio. Marsico was organized in September 1997 as a registered investment adviser. Marsico provides investment advisory services to other mutual funds and private accounts. As of December 31, 2007, Marsico had approximately $106 billion in assets under management.

EQ Advisors Trust	About the investment portfolios	25

Equity Portfolios (continued)

Thomas F. Marsico is primarily responsible for the day-to-day management of the Active Allocated Portion. Mr. Marsico has been Chief Executive Officer of Marsico since its inception in 1997. Mr. Marsico has over 20 years of experience as a securities analyst and portfolio manager.

The Statement of Additional Information provides additional information about the Advisers, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Managers’ ownership of shares of the Portfolio to the extent applicable.

26	About the investment portfolios	EQ Advisors Trust

EQ/Lord Abbett Mid Cap Value Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-size companies. The Portfolio invests in equity securities of mid-sized companies that it believes are undervalued in the marketplace. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Mid Cap Index. As of December 31, 2007, the market capitalization range of the Russell Mid Cap Index was $0.5 billion to $42.1 billion. This range varies daily. Equity securities in which the Portfolio may invest include common stocks, convertible securities, preferred stocks, warrants and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

The Portfolio may invest, without limit, in American Depositary Receipts and similar depositary receipts. The Portfolio limits its other investments in foreign securities that are primarily traded outside of the U.S. to 10% of its net assets.

In selecting investments, the Portfolio uses a value approach that seeks to identify stocks of companies that have the potential for significant market appreciation due to growing recognition of improvement in their financial results or increasing anticipation of such improvement. In trying to identify those companies, the Adviser looks for such factors as changes in economic and financial environment, new or improved products or services, new or rapidly expanding markets, changes in management or structure of the company, price increases for the company’s products or services, improved efficiencies resulting from new technologies or changes in distribution, and changes in government regulations, political climate or competitive conditions. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. In this connection, the Portfolio may purchase and write exchange-listed put and call options on securities or securities indices for hedging or cross-hedging purposes or to seek to increase total return. The Portfolio will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. The Portfolio may only sell (write) covered put options to the extent that cover for such options does not exceed 15% of its net assets. The Portfolio may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its total assets at the time the option is written.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

Futures and Options Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

•	Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is April 29, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
8.87% (2006 4th Quarter)	–6.10% (2007 4th Quarter)

EQ Advisors Trust	About the investment portfolios	27

Equity Portfolios (continued)

Average Annual Total Returns
	One Year	Since Inception
EQ/Lord Abbett Mid Cap Value Portfolio — Class IA Shares	0.81%	10.08%
Russell Mid Cap Value Index†	–1.42%	12.20%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Lord Abbett Mid Cap Value Portfolio	Class IA Shares
Management Fee	0.70%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	0.85%
Less Fee Waiver/Expense Reimbursement*	–0.05%
Net Annual Portfolio Operating Expenses**	0.80%
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.79% for Class IA shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$82
3 Years	$266
5 Years	$466
10 Years	$1,044

WHO MANAGES THE PORTFOLIO

Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, NJ 07302-3973. Lord Abbett has provided investment advisory services since 1929. As of December 31, 2007, Lord Abbett had approximately $110 billion in assets under management.

An investment management team is responsible for the day-to-day management of the Portfolio. The team is comprised of investment managers and analysts working together to manage the Portfolio’s investments. Edward von der Linde, Partner and Investment Manager, heads the team. Mr. von der Linde joined Lord Abbett in 1988 and has had portfolio management responsibility since that time. The other senior members of the team is Howard E. Hansen. Mr. Hansen, Partner and Investment Manager, joined Lord Abbett in 1995 and has had portfolio management responsibility since that time. Mr. von der Linde and Mr. Hansen are jointly and primarily responsible for the day-to-day management of the Portfolio. Each of Messrs. von der Linde and Hansen has been a member of the team since the Portfolio’s inception.

The Statement of Additional Information provides addition information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

28	About the investment portfolios	EQ Advisors Trust

EQ/Mid Cap Value PLUS Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies with medium market capitalizations (or other financial instruments that derive their value from the securities of such companies). Medium market capitalization companies means those companies with market capitalizations within the range of the following indices at the time of purchase: Russell MidCap Index (market capitalization range of approximately $0.5 billion - $42.1 billion as of December 31, 2007), Morningstar Mid Core Index (market capitalization range of approximately $1.6 billion - $15.8 billion as of December 31, 2007), S&P MidCap 400 Index (market capitalization range of approximately $0.3 billion - $12.4 billion as of December 31, 2007).

The Portfolio’s assets normally will be allocated among three investment managers, each of which will manage its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio will be actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio will track the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio will invest in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion will consist of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion will consist of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion will consist of approximately 10% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15% - 45% in the Active Allocated Portion; 45% - 75% in the Index Allocated Portion; and 0% - 25% in the ETF Allocated Portion. Each portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable will rebalance each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Active Allocated Portion invests primarily in common stocks, but it also may invest in other securities that the Adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock. The Active Allocated Portion may also invest up to 20% of its total assets in securities of foreign issuers, including up to 10% of those in developing markets. The Active Allocated Portion also may invest, to a limited extent, in derivatives, including futures and options, and real estate investment trusts.

In choosing investments for the Active Allocated Portion, the Adviser seeks to add value through bottom-up fundamentally driven security selection, favoring those securities that appear to be undervalued in the marketplace. A security’s value is assessed primarily on the basis of its earning power, growth potential, balance sheet and competitive positioning. The Adviser will focus on those securities with a market capitalization typically greater than $500 million but less than $10 billion and with a valuation in the botton third of the price-to-earnings ratio distribution. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

The Index Allocated Portion of the Portfolio will seek to track the performance of the Russell Mid Cap Value Index with minimal tracking error. Generally, the Index Allocated Portion will employ full replication, holding each company in proportion to its market capitalization weight in the Russell Mid Cap Value Index, although, in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach will strive to match the index characteristics without having to purchase every stock in the index.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion currently may invest are described later in this Prospectus in the section entitled “Information Regarding the Underlying ETFs.” The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section of the Trust’s Prospectus entitled “More Information on Risks and Benchmarks.” In addition, more information about investing in ETFs and the related risks is included in the section entitled “More Information on Investing in ETFs.”

•	Derivatives Risk

Futures and Options Risk

•	Exchange Traded Funds Risk

EQ Advisors Trust	About the investment portfolios	29

Equity Portfolios (continued)

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Index-Fund Risk

•	Mid-Cap Company Risk

•	Multiple Adviser Risk

•	Real Estate Investing Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 25, 2007 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single Adviser. Following the investment strategy change, the Portfolio’s assets are managed by three investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to May 25, 2007.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
16.38% (2003 2nd Quarter)	–20.25% (1998 3rd Quarter)
*	For periods prior to the date Class IA shares commenced operations (November 24, 1998), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Mid Cap Value PLUS Portfolio — Class IA Shares**	–1.29%	14.42%	5.42%
Russell Mid Cap Value Index†	–1.42%	17.92%	10.18%
**	For periods prior to the date Class IA shares commenced operations (November 24, 1998), performance information shown is the performance of the Class IB shares which reflects the effect of 12b-1 fees paid by the Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Mid Cap Value PLUS Portfolio	Class IA Shares
Management Fee	0.55%
Distribution and/or service (12b-1) fees	None
Other Expenses††	0.24%
Acquired Fund Fees and Expenses (Underlying ETFs)*	0.02%
Total Annual Portfolio Operating Expenses	0.81%
Less Waivers/Expense Reimbursements**	–0.04%
Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses**, ***	0.77%
††	Restated to reflect current fees.
*	The Portfolio invests in shares of ETFs, which are considered to be investment companies. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying ETFs and the investment return of the Portfolio will be reduced by each Underlying ETF’s expenses.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.75% for Class IA shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

30	About the investment portfolios	EQ Advisors Trust

***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses for the Portfolio would be 0.56% for Class IA shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (including the expenses of the Underlying ETFs incurred indirectly) remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$79
3 Years	$255
5 Years	$446
10 Years	$998

WHO MANAGES THE PORTFOLIO

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion. As of December 31, 2007, AXA Equitable had approximately $89.7 billion in assets under management.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas and Terence Grennon assist the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but do not have joint and primary responsibility for management of the Portfolio.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and assisted in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas is responsible for assisting in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

Terence Grennon joined AXA FMG in November 2004 as Director of Asset Allocation and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. He joined AXA Equitable in 1999 as Director of Asset Allocation Rationalization and held such position until 2004. Mr. Grennon is involved in asset allocation oversight and direction, oversight of asset class inputs (return, risk and correlations) and the development of asset class models.

Mellon Capital Management Corporation (“Mellon”), 500 Grant Street, Suit 4200, Pittsburgh, PA 15258-0001, manages the Index Allocated Portion of the Portfolio. Mellon is an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation, a publicly-traded company. Mellon is a specialist in active and passive U.S. equity and balanced fund management. As of December 31, 2007, Mellon had approximately $211.6 billion in assets under management.

Thomas J. Durante, Senior Vice President, Senior Portfolio Manager and Principal Officer of Mellon, is responsible for the day-to-day management of the Index Allocated Portion. Mr. Durante joined Mellon in 2000 and has had portfolio management responsibilities since that time.

Wellington Management Company LLP (“Wellington Management”), 75 State Street, Boston, MA 02109, manages the Active Allocated Portion of the Portfolio. Wellington Management is a Massachusetts limited liability partnership which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2007, Wellington Management had investment management authority with respect to approximately $588 billion in assets.

James N. Mordy, Senior Vice President and Equity Portfolio Manager, is responsible for the day-to-day management of the Active Allocated Portion. Mr. Mordy joined Wellington Management as an investment professional in 1985.

The Statement of Additional Information provides additional information about the Advisers, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	31

Equity Portfolios (continued)

EQ/Small Company Index Portfolio

INVESTMENT OBJECTIVE: Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index (“Russell 2000”).

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000. The Adviser seeks to match the returns of the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000, using a process known as “optimization.” This process selects stocks for the Portfolio so that industry weightings, market capitalizations and fundamental characteristics (price to book ratios, price to earnings ratios, debt to asset ratios and dividend yields) closely match those of the securities included in the Russell 2000. This approach helps to increase the Portfolio’s liquidity and reduce costs. The securities held by the Portfolio are weighted to make the Portfolio’s total investment characteristics similar to those of the Russell 2000 as a whole.

Over time, the correlation between the performance of the Portfolio and the Russell 2000 is expected to be 95% or higher before the deduction of Portfolio expenses. The Portfolio’s ability to track the Russell 2000 may be affected by, among other things, transaction costs, administration and other expenses incurred by the Portfolio, changes in either the composition of the Russell 2000 or the assets of the Portfolio, and the timing and amount of Portfolio investor contributions and withdrawals, if any. The Portfolio seeks to track the Russell 2000, therefore, the Adviser generally will not attempt to judge the merits of any particular security as an investment.

Securities index futures contracts and related options, warrants and convertible securities may be used, to a limited extent, for a number of reasons, including: to simulate full investment in the Russell 2000 while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract, option, warrant or convertible security is priced more attractively than the underlying equity security or Russell 2000. These instruments are generally considered to be derivatives.

The Portfolio may invest to a lesser extent in short-term debt securities and money market securities to meet redemption requests or to facilitate investment in the securities included in the Russell 2000.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Index-Fund Risk

•	Liquidity Risk

•	Small-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to January 2, 2003.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
22.92% (2003 2nd Quarter)	–21.49% (2002 3rd Quarter)
*	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

32	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Small Company Index Portfolio — Class IA Shares**	–1.55%	15.94%	6.80%
Russell 2000 Index†	–1.57%	16.25%	7.08%
**	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Small Company Index Portfolio	Class IA Shares
Management Fee	0.25%
Distribution and/or service (12b-1) fees	None
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses	0.39%
Less Waivers/Expense Reimbursements*	0.00%
Net Annual Portfolio Operating Expenses**	0.39%
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.60% for Class IA shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$40
3 Years	$125
5 Years	$219
10 Years	$493

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio since January 2, 2003. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2007, AllianceBernstein had approximately $800 billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s Passive Equity Investment Team, which is responsible for management of all of AllianceBernstein’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative analysis. Judith DeVivo is primarily responsible for day-to-day management of the Portfolio.

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Midcap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	33

Equity Portfolios (continued)

EQ/T. Rowe Price Growth Stock Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital appreciation and secondarily, income.

THE INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of net assets, plus borrowings for investment purposes, in common stocks of a diversified group of growth companies. The Portfolio will invest primarily in equity securities of large-cap companies. For purposes of this Portfolio, large-cap companies are defined as those companies with market capitalization of $5 billion or more. The Adviser mostly seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. The Adviser generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, the Adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including convertible securities, warrants, preferred stocks, foreign stocks and, to a limited extent, derivatives (such as futures and options) in keeping with portfolio objectives. The Portfolio may invest up to 30% of its total assets in securities of foreign issuers, including those in emerging markets.

In pursuing its investment objective, the Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

•	Special Situations Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to July 6, 2007.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Equity Portfolio, a series of Enterprise Accumulation Trust) advised using a similar investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Equity Portfolio whose inception date is August 1, 1988, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
26.57% (2001 4th Quarter)	–26.32% (2001 3rd Quarter)
*	For periods prior to the date Class IA shares commenced operations (May 16, 2007), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

34	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/T. Rowe Price Growth Stock Portfolio — Class IA Shares**	7.56%	13.26%	2.55%
Russell 1000 Growth Index†	11.81%	12.11%	3.83%
**	For periods prior to the date Class IA shares commenced operations (May 16, 2007), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares
Management Fee	0.79%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses	0.93%
Less Fee Waiver/Expense Reimbursement*	–0.03%
Net Annual Portfolio Operating Expenses**	0.90%
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.62% for Class IA shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$92
3 Years	$293
5 Years	$512
10 Years	$1,140

WHO MANAGES THE PORTFOLIO

T. Rowe Price Associates, Inc. (“T. Rowe”) 100 East Pratt Street, Baltimore, Maryland 21202, is the Adviser to the Portfolio. T. Rowe was founded in 1937 and as of December 31, 2007, T. Rowe and its affiliates Price had $400 billion under management.

P. Robert Bartolo, CPA, CFA, has primary responsibility for managing the Portfolio. Mr. Bartolo is portfolio manager for the T. Rowe Price Growth Stock Fund. Mr. Bartolo is also a Vice President of T. Rowe Price Group, Inc. and has been managing assets for the firm since 2005. Mr. Bartolo has been with T. Rowe Price since August 2002. He is also a portfolio manager in the Equity Division and Mr. Bartolo serves on the Investment Advisory Committee for the firm’s U.S. Mid-, and Large-Cap Growth Strategies. Mr. Bartolo has ten years of investment experience, four of which have been at T. Rowe Price.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	35

Equity Portfolios (continued)

EQ/Templeton Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital growth.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. Equity securities include common stocks, preferred stocks and convertible securities. The Portfolio may invest in securities in any capitalization range, but may only invest to a limited extent in securities issued by small capitalization companies. The Portfolio also may invest, to a limited extent, in depositary receipts.

The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities include bonds, notes and debentures.

The Portfolio may invest, to a limited extent, in derivatives and may use various derivative strategies seeking to protect its assets, implement a cash or tax management strategy or enhance its returns. No more than 5% of the Portfolio’s total assets may be invested in, or exposed to, options and swap agreements (as measured at the time of investment). The Adviser considers various factors, such as availability and cost, in deciding whether to use a particular strategy. The Portfolio also may invest, to a limited extent, in real estate investment trusts.

When choosing equity investments for the Portfolio, the Adviser applies a bottom-up, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The Adviser also considers a company’s price to earnings ratio, price to cash flow ratio, profit margins and liquidation value. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed by the Adviser to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

•	Large-Cap Company Risk

•	Real Estate Investing Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the Portfolio’s first full calendar year of operations. The inception date for this Portfolio is September 15, 2006. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
6.33% (2007 2nd Quarter)	–3.20% (2007 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Templeton Growth Portfolio — Class IA Shares	2.36%	8.15%
MSCI ACW ex US Growth Index†	9.04%	15.03%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

36	About the investment portfolios	EQ Advisors Trust

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/Templeton Growth Portfolio	Class IA Shares
Management Fee	0.95%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.20%
Total Annual Portfolio Operating Expenses	1.15%
Less Fee Waiver/Expense Reimbursement*	–0.05%
Net Annual Portfolio Operating Expenses**	1.10%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$112
3 Years	$360
5 Years	$628
10 Years	$1,393

WHO MANAGES THE PORTFOLIO

Templeton Global Advisors Limited (“Templeton”), Lyford Cay, Nassau, Bahamas, is the Adviser to the Portfolio. Templeton is a registered investment adviser with the SEC that provides investment advisory services for registered mutual funds. As of December 31, 2007, Templeton, together with its affiliates, had $643 billion in assets under management.

The Portfolio is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers of the team include Cindy Sweeting, CFA, Tucker Scott, CFA and Lisa F. Myers, CFA.

Cindy Sweeting, CFA, President of Templeton and Director of Portfolio Management of Templeton, has primary responsibility for the investments of the Portfolio. She has held her current position since January 2008. Prior to that time, Ms. Sweeting was Director of Research of the Templeton Global Equity Group. Ms. Sweeting has over 25 years of experience in the investment industry.

Tucker Scott, CFA, Executive Vice President and Portfolio Manager of Templeton, he has been a portfolio manager of the Portfolio since October 2007. Mr. Scott joined Franklin Templeton in 1996 and currently has portfolio management responsibility for retail and institutional accounts. Mr. Scott has had portfolio management responsibilities since 1999.

Lisa F. Myers, CFA, Vice President of Templeton, provides research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She has held her current position since 2003 and has had portfolio management responsibilities since 2002.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	37

Equity Portfolios (continued)

EQ/Van Kampen Emerging Markets Equity Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies located in emerging market countries or other equity investments that are tied economically to emerging market countries. Such equity securities may include common stocks, securities convertible into common stocks, preferred stocks, depositary receipts, rights and warrants.

For purposes of this Portfolio, an emerging market country security is defined as a security of an issuer having one or more of the following characteristics:

•	its principal securities trading market is in an emerging market country;

•	alone or on a consolidated basis, at least 50% of its revenues are derived from goods produced, sales made or services performed in an emerging market country; or

•	it is organized under the laws of, or has a principal office in, an emerging market country.

The Adviser’s investment approach combines top-down country allocation with bottom-up stock selection. The Adviser focuses on growth-oriented companies that it believes have attractive growth characteristics, reasonable valuations and shareholder value-oriented management. The Portfolio generally invests only in emerging market countries whose currencies are freely convertible into United States dollars. The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective.

The Portfolio may invest to a limited extent in corporate or government-issued or guaranteed debt securities of issuers in emerging market countries, including debt securities that are rated or considered to be below investment grade (so-called “junk bonds”). The Portfolio also may invest, to a lesser extent, in equity securities of corporate or governmental issuers located in industrialized countries, foreign currency or investment funds and supranational entities such as the World Bank. In addition, the Portfolio may, to a limited extent, utilize forward foreign currency contracts, options and futures contracts and swap transactions.

In all cases, the Portfolio intends to be diversified for federal income tax purposes so that it can qualify as a regulated investment company.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Junk Bonds and Lower Rated Securities Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is August 20, 1997. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
49.97% (1999 4th Quarter)	–22.24% (2001 3rd Quarter)

38	About the investment portfolios	EQ Advisors Trust

*	For periods prior to the date Class IA shares commenced operations (October 2, 2002) performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay 12b-1 fees.

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Van Kampen Emerging Markets Equity Portfolio — Class IA Shares**	42.42%	38.21%	14.45%
MSCI EMF Gross Dividend Index†	39.78%	37.46%	14.53%
**	For periods prior to the date Class IA shares commenced operations (October 2, 2002) performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Van Kampen Emerging Markets Equity Portfolio	Class IA Shares
Management Fee	1.11%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.28%
Total Annual Portfolio Operating Expenses	1.39%
Less Fee Waiver/Expense Reimbursement*	0.00%
Net Annual Portfolio Operating Expenses**	1.39%
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.55% for Class IA shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$142
3 Years	$440
5 Years	$761
10 Years	$1,669

WHO MANAGES THE PORTFOLIO

Morgan Stanley Investment Management Inc. (“MSIM Inc.”), 522 Fifth Avenue, New York, NY 10036. MSIM Inc. has been the Adviser to the Portfolio since the Portfolio commenced operations. MSIM Inc. (which does business in certain instances using the name Van Kampen) conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. As of December 31, 2007 MSIM Inc. had approximately $589.5 billion in assets under management.

The Portfolio is managed within MSIM Inc.’s Emerging Markets Equity team. The team works collaboratively when making portfolio decisions. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are: Ruchir Sharma, James Cheng, Paul Psaila, Eric Carlson, William Scott Piper and Ana Cristina Piedrahita. The Emerging Markets Equity Team is comprised of dedicated portfolio managers/analysts that have extensive experience in analyzing emerging markets equity securities for investors. Mr. Sharma is the lead portfolio manager and is responsible for overall portfolio performance and construction. Mr. Sharma focuses on country allocation, relying heavily on input from the regional co-portfolio manager teams who are responsible for stock selection for their respective regions. Portfolio managers generally specialize by region, with the exception of a few specialized groups focusing on specific sector.

Ruchir Sharma, the lead portfolio manager, is a Managing Director of MSIM Inc., and has been managing the Portfolio since 2001. He has been with MSIM Inc. in an investment management capacity since 1996.

EQ Advisors Trust	About the investment portfolios	39

Equity Portfolios (continued)

James Cheng, a Managing Director of Morgan Stanley Investment Management Company (“MSIM Company”) since August 2006, has been managing the Portfolio since 2006. Prior to joining MSIM Company, Mr. Cheng worked in an investment management capacity at Invesco Asia Limited, Asia Strategic Investment Management Limited and Munich Re Asia Capital Management Limited.

Paul Psaila, an Executive Director of MSIM Inc., has been managing the Portfolio since its inception and has been an investment management professional with MSIM Inc. since 1994.

Eric Carlson, an Executive Director of MSIM Inc., has been associated with MSIM Inc. in an investment management capacity since 1997 and has been a member of the team managing the Portfolio since October 2006.

Scott Piper, an Executive Director of MSIM Inc. since 2002, has been associated with MSIM Inc. in an investment management capacity since that time. He has been a member of the team managing the Portfolio since 2002.

Ana Cristina Piedrahita, an Executive Director of MSIM Inc., has been associated with MSIM Inc. in an investment managing capacity since 2002. She has been a member of the team managing the Portfolio since October 2006.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

40	About the investment portfolios	EQ Advisors Trust

EQ/Van Kampen Mid Cap Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital growth

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of medium-sized companies at the time of investment. The Portfolio primarily invests in equity securities, including common stocks, preferred stocks, convertible securities and rights and warrants to purchase common stock. Medium-sized companies are defined by reference to those companies represented in the Russell Midcap Index. The Portfolio also may invest in common stocks and other equity securities of small- and large-sized companies.

The Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser studies a company’s business model, business visibility and the ability to generate free cash flow, a favorable return on invested capital trend and an attractive risk/reward. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio also may invest in debt securities of various maturities considered investment grade at the time of investment. Investment grade securities are rated BBB or higher by Standard & Poor’s or rated Baa or higher by Moody’s Investor Services, Inc. The Portfolio may also invest up to 5% of its net assets in convertible securities that are below in investment grade.

The Portfolio may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities and depositary receipts. The Portfolio also may, to a limited extent, purchase and sell certain derivative instruments, such as options, futures contracts, options on futures contracts and currency transactions, for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks. The Portfolio may invest up to 10% of its total assets in real estate investment trusts (“REITs”).

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bond or Lower Rated Securities Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Real Estate Investing Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is April 29, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
9.31% (2007 3rd Quarter)	–4.99% (2006 2nd Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Van Kampen Mid Cap Growth Portfolio — Class IA Shares	22.74%	21.45%
Russell Mid Cap Growth Index†	11.43%	15.31%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

EQ Advisors Trust	About the investment portfolios	41

Equity Portfolios (continued)

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Van Kampen Mid Cap Growth Portfolio	Class IA Shares
Management Fee	0.70%
Distribution and/or Service Fee (12b-1 fees)	None
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	0.85%
Less Fee Waiver/Expense Reimbursement*	–0.05%
Net Annual Portfolio Operating Expenses**	0.80%
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.79% for Class IA shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$82
3 Years	$266
5 Years	$466
10 Years	$1,044

WHO MANAGES THE PORTFOLIO

Morgan Stanley Investment Management Inc. (“MSIM Inc.”), 522 Fifth Avenue, New York, NY 10036. MSIM Inc. has been the Adviser to the Portfolio since the Portfolio commenced operations. MSIM Inc. (which does business in certain instances using the name Van Kampen) conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. As of December 31, 2007 MSIM Inc. had approximately $589.5 billion in assets under management.

The U.S. Growth team is responsible for the day-to-day management of the Portfolio. The current members of the team include Dennis Lynch, David Cohen, Sam Chainani, Alexander Norton and Jason Yeung. Members of the team may change from time to time.

Dennis Lynch is a Managing Director with Van Kampen. He joined the firm in 1998 and has had portfolio management responsibilities for more than five years.

David Cohen is a Managing Director with Van Kampen. He joined the firm in 1993 and has had portfolio management responsibilities for more than five years.

Sam Chainani is a Managing Director with Van Kampen. He joined the firm in 1996 and has had portfolio management responsibilities since June 2004. Prior to that time, Mr. Chainani was associated in an investment capacity with Van Kampen.

Alexander Norton is a Managing Director with Van Kampen. He joined the firm in 2000 and has had portfolio management responsibility since July 2005. Prior to that time, Mr. Norton was an Analyst with Van Kampen.

Jason Yeung is an Executive Director with Van Kampen. He joined the firm in 2002, and has had portfolio management responsibilities since September 2007. Prior to that time, Mr. Yeung was associated in an investment capacity for Van Kampen.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

42	About the investment portfolios	EQ Advisors Trust

Fixed Income Portfolio

EQ/JPMorgan Core Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to provide a high total return consistent with moderate risk to capital and maintenance of liquidity.

THE INVESTMENT STRATEGY

This Portfolio’s total return will consist of income plus realized and unrealized capital gains and losses. The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in investment grade debt securities rated BBB or better by Standard & Poor’s or Baa or better by Moody’s Investor Services, Inc. or, if unrated, securities of similar quality as determined by the Adviser. In the event the credit rating of a security held by the Portfolio falls below investment grade (or, in the case of unrated securities, the Adviser determines that the quality of such security has deteriorated below investment grade), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if the Adviser believes such an investment is appropriate under the circumstances.

The Adviser actively manages the Portfolio’s duration, the allocation of securities across market sectors and the selection of specific securities within market sectors. Based on fundamental, economic and capital markets research, the Adviser adjusts the duration of the Portfolio based on the Adviser’s view of the market and interest rates. The Adviser also actively allocates the Portfolio’s assets among the broad sectors of the fixed income market. These securities principally include U.S. Government and agency securities, corporate securities, private placements, asset–backed securities, mortgage-related securities and direct mortgage obligations. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities. The overall duration of the portfolio will generally be within one year of the duration of the Lehman Brothers U.S. Aggregate Bond Index, the Portfolio’s benchmark (currently 3-6 years). The Portfolio may also, to a limited extent, use futures contracts to change the duration of the Portfolio’s bond holdings. Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

The Portfolio may also invest up to 25% of its assets in securities of foreign issuers, including up to 20% of its assets in debt securities denominated in currencies of developed foreign countries. The Portfolio engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

Currency Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter: (% and time period)	Worst quarter: (% and time period)
4.72% (1998 3rd Quarter)	–2.58% (2004 2nd Quarter)
*	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

EQ Advisors Trust	About the investment portfolios	43

Fixed Income Portfolio (continued)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/JPMorgan Core Bond Portfolio — Class IA Shares**	3.35%	3.61%	5.41%
Lehman Brothers U.S. Aggregate Bond Index†	6.97%	4.42%	5.98%
**	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/JPMorgan Core Bond Portfolio	Class IA Shares
Management Fee	0.43%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	0.56%
Less Fee Waiver Expense Reimbursement*	0.00%
Net Annual Portfolio Operating Expenses	0.56%
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.60% for Class IA shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$57
3 Years	$179
5 Years	$313
10 Years	$701

WHO MANAGES THE PORTFOLIO

JPMorgan Investment Management Inc. (“JPMorgan”), 245 Park Avenue, New York, New York 10167. JPMorgan has been the Adviser to the Portfolio since it commenced operations. JPMorgan manages portfolios for corporations, governments, endowments, as well as many of the largest corporate retirement plans in the nation. As of December 31, 2007, JPMorgan and its affiliates had $1.2 trillion in assets under management.

The Portfolio is managed by a team of investment professionals comprised of the following:

Timothy N. Neumann, Managing Director, and head of portfolio management for JPMorgan New York Fixed Income. He is the head of the portfolio manager group for Core Investment Grade and Core Plus Strategies. He works with the Macro team and Sector teams to deliver account-specific portfolio strategy. Mr. Neumann has been a portfolio manager with JPMorgan since 1997 and has had day-to-day management responsibilities with respect to the Portfolio.

Jeffrey J. Jackman, Vice President, is a portfolio manager in the U.S. Fixed Income Portfolio Management Group. He has been a portfolio manager with JPMorgan for more than five years. Mr. Jackman provides research support and makes securities recommendations for the Portfolio.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

44	About the investment portfolios	EQ Advisors Trust

2. More information on risks and benchmarks

Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by the Portfolio’s investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different risks. Some of the risks, including principal risks, of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio’s investment results.

There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose value.

General Investment Risks: Each Portfolio is subject to the following risks:

Adviser Selection Risk: The risk that AXA Equitable’s process for selecting or replacing an Adviser and its decision to select or replace an Adviser does not produce the intended results.

Asset Class Risk: There is the risk that the returns from the types of securities in which a Portfolio or portion thereof invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Market Risk: The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Portfolio Management Risk: The risk that strategies used by the Manager or the Advisers and their securities selections fail to produce the intended results.

Securities Lending Risk: For purposes of realizing additional income, each Portfolio or portion thereof may lend securities to broker-dealers approved by the Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities, possible loss of rights in the collateral should the borrower fail financially or a decline in the value of the collateral held by a Portfolio or portion thereof. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser or Manager, as applicable, the consideration to be earned from such loans would justify the risk.

Security Risk: The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

Security Selection Risk: The Manager or the Adviser(s) for each Portfolio or portion thereof, as applicable, selects particular securities in seeking to achieve the Portfolio’s objective within its overall strategy. The securities selected for the Portfolio or portion thereof may not perform as well as other securities that were not selected for the Portfolio or portion thereof. As a result the Portfolio or portion thereof may underperform other funds with the same objective or in the same asset class.

As indicated in “About the Investment Portfolios – The Principal Risks,” a particular Portfolio may be subject to the following as principal risks. In addition, to the extent a Portfolio invests in a particular type of investment, it will be subject to the risks of such investment as described below:

Convertible Securities Risk: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Portfolio or portion thereof is called for redemption, the Portfolio or portion thereof will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the Portfolios in convertible debt securities are not subject to any ratings restrictions, although each Adviser will consider such ratings, and any changes in such ratings, in its determination of whether a Portfolio should invest and/or continue to hold the securities.

Derivatives Risk: Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. A Portfolio’s or portion thereof’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a Portfolio’s or portion thereof’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the

EQ Advisors Trust	More information on risks and benchmarks	45

risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, reference rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a Portfolio or portion thereof also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Portfolio or portion thereof uses a derivative security for purposes other than as a hedge, that Portfolio or portion thereof is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Futures and Options Risk: To the extent a Portfolio uses futures and options, it is exposed to additional volatility and potential losses.

Equity Risk: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

Exchange Traded Funds Risk: When a Portfolio or portion thereof invests in ETFs, it will indirectly bear fees and expenses charged by the ETFs in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, when a Portfolio or portion thereof invests in an ETF, it is subject to the risks associated with the underlying securities in which that ETF invests. ETFs may also change their investment objectives or policies without the approval of the Portfolio or portion thereof. If that were to occur, the Portfolio or portion thereof might be forced to withdraw its investment from the ETF at a time and price that is unfavorable to the Portfolio or portion thereof. Most ETFs are not actively managed. An ETF invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. It is possible for an ETF to miss out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments. In addition, ETFs do not change their investment strategies to respond to changes in the economy. This means that an ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of its index. No ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of an ETF may not produce the intended results. Moreover, there is the risk that an ETF may value certain securities at a higher price than it can sell them for. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio or portion thereof that invests in such an ETF could be adversely impacted.

Financial Services Sector Risk. To the extent a Portfolio invests in the financial services sector, the value of a Portfolio’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Portfolio’s shares could experience significantly greater volatility than Portfolios investing in a diversified portfolio of securities.

Fixed Income Risk: To the extent that any of the Portfolios invest a substantial amount of assets in fixed income securities, a Portfolio may be subject to the following risks:

Asset-Backed Securities Risk: Asset-backed securities represent interests in pools of consumer loans such as credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments and are subject to certain additional risks. Rising interest rates tend to extend the duration of asset-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Portfolio may exhibit additional volatility. The risk of default by borrowers is greater during periods of rising interest rates and/or unemployment rates. In addition, the principal on asset-backed securities may be prepaid at any time, which will reduce the yield and market value. When interest rates are declining, there are usually more prepayments of loans as borrowers are motivated to pay off debt and refinance at new lower rates, which will shorten the life of these securities. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering the Portfolio’s yield. Prepayments also vary based on, among other factors, general economic conditions and other demographic conditions.

If a Portfolio purchases asset-backed securities that are “subordinated” to other interests in the same pool of assets, the Portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. In addition, instability in the markets for asset-backed securities may affect the liquidity of such securities, which means that a

46	More information on risks and benchmarks	EQ Advisors Trust

Portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a Portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Credit Risk: The actual or perceived reduction in the creditworthiness of debt issuers generally will have adverse effects on the values of their debt securities. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio’s transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio. Credit risk is particularly significant for the Portfolios that may invest a material portion of their assets in “junk bonds” or lower-rated securities.

Interest Rate Risk: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

Investment Grade Securities Risk: Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Junk Bonds or Lower Rated Securities Risk: Bonds rated below investment grade (i.e. BB by S&P or Fitch or Ba by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s net asset value. A Portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default. “Junk Bonds” may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return. Conversely, a junk bond’s value will decrease in a rising interest rate market, as will the value of the Portfolio’s assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell its junk bonds, without regard to their investment merits, thereby decreasing the asset base upon which the Portfolio expenses can be spread and possibly reducing the Portfolio’s rate of return.

Mortgage-Backed Securities Risk: The risk that the principal on mortgage-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, the risk of default by borrowers is greater during periods of rising interest rates and/or unemployment rates. The early retirement of particular classes or series of a collateralized mortgage obligation held by a Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities.

If a Portfolio purchases mortgage-backed securities that are “subordinated” to other interests in the same mortgage pool, the Portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage-backed securities may include securities backed by pools of mortgage loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. The underwriting standards for subprime loans are more flexible than the standards generally used by banks

EQ Advisors Trust	More information on risks and benchmarks	47

for borrowers with non-blemished credit histories with regard to the borrowers credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard mortgage loan. As a result, the mortgage loans in the mortgage pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. In addition, changes in the values of the mortgaged properties, as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the mortgage loans in the mortgage pool than on mortgage loans originated in a more traditional manner. Moreover, instability in the markets for mortgage-backed securities may affect the liquidity of such securities, which means that a Portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a Portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Zero Coupon and Pay-in-Kind Securities Risk: A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Focused Portfolio Risk: Portfolios or portions thereof that invest in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s or portion’s net asset value.

Foreign Securities Risk: A Portfolio’s or portion thereof’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect a Portfolio’s or portion’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a Portfolio’s or portion’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. A Portfolio or portion thereof may be subject to the following risks associated with investing in foreign securities:

Currency Risk: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio’s or portion thereof’s investment in securities denominated in a foreign currency or may widen existing losses.

Depositary Receipts: A Portfolio or portion thereof may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (“GDRs”) (issued throughout the world) each evidence a similar ownership arrangement. A Portfolio or portion thereof may invest in unsponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio or portion thereof investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Geographic Risk: The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time.

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio’s or portion thereof’s foreign investments.

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Regulatory Risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

Settlement Risk: Settlement and clearance procedures in certain foreign markets differ significantly form those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio or portion thereof to carry out transactions. If a Portfolio or portion thereof cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio or portion thereof cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio or portion thereof could be liable for any losses incurred.

Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Growth Investing Risk: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market. Growth stocks tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.

Index-Fund Risk: The EQ/Equity 500 Index, the EQ/Small Company Index Portfolios and the Index Allocated Portions of the PLUS Portfolios invest in the securities included in the relevant index or substantially identical securities regardless of market trends. These Portfolios and the Index Allocated Portions of the PLUS Portfolios cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leveraging Risk: When a Portfolio borrows money or otherwise leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. All of the Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

Liquidity Risk: Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

Multiple Adviser Risk. The PLUS Portfolios employ more than one Adviser. Each Adviser independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser manages its allocated portion of the Portfolio independently from another Adviser, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when an Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Adviser, the Portfolio may incur higher brokerage costs than would be the case if a single Adviser were managing the entire portfolio.

Portfolio Turnover Risk: The Portfolios and portions thereof do not restrict the frequency of trading to limit expenses. The Portfolios and portions thereof may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% in any given

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fiscal year (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a Portfolio or portion thereof and its shareholders, which would reduce investment returns.

Real Estate Investing Risk: Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills and a Portfolio or portion thereof indirectly bears REIT management and administration expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income.

Small-Cap and/or Mid-Cap Company Risk: A Portfolio’s or portion thereof’s investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly. In general, these risks are greater for small-capitalization companies than for mid-capitalization.

Special Situations Risk: A Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, consolidations, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, liquidation, restructuring or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of an offer for the company. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case a Portfolio would lose money. It is also possible that an Adviser’s assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case a Portfolio may not realize any premium on its investment and could lose money if the value of the securities declines during the Portfolio’s holding period. A Portfolio’s return also could be adversely impacted to the extent that an Adviser’s strategies fail to identify companies for investment by the Portfolio that become the subject of a merger or similar transaction that results in an increase in the value of the securities of those companies. Moreover, publicly announced mergers and similar types of transactions may be renegotiated or terminated, in which case a Portfolio may lose money. In addition, if a transaction takes longer time to close than an Adviser originally anticipated, a Portfolio may realize a lower-than-expected rate of return.

Value Investing Risk: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

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Benchmarks

The performance of each of the Trust’s Portfolios as shown in the section “About the Investment Portfolios” is compared to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index. Each of the Portfolios’ annualized rates of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not the same as the actual return you would receive under your Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

Lehman Brothers U.S. Aggregate Bond Index (“Lehman Aggregate Bond Index”) covers the U.S. investment-grade, fixed-rate, taxable bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Lehman Aggregate Bond Index, a bond must have at least one year remaining to final maturity, rated Baa3 or better by Moody’s, have a fixed coupon rate, and be U.S. dollar denominated.

MSCI EAFE® Index (Europe, Australasia, Far East) contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International (“MSCI”) to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the MSCI EAFE Index, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the MSCI EAFE. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader MSCI EAFE index. The MSCI EAFE Index returns assume dividends are reinvested net of withholding taxes and do not reflect any fees or expenses.

MSCI EMF (Emerging Markets Free) Gross Dividend IndexSM (“MSCI EMF”) is a market capitalization weighted equity index composed of companies that are representative of the market structure of the following 25 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. “Free” MSCI indices exclude those shares not purchasable by foreign investors.

MSCI ACW (All Country World) Index ex. U.S. Growth is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 22 developed markets (excluding the U.S.) and 25 emerging markets, and has growth style characteristics.

Russell 3000® Index (“Russell 3000”) is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell 3000® Growth Index is an unmanaged index that measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index (“Russell 1000”) is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000, and represents approximately 90% of the total market capitalization of the Russell 3000.

Russell 1000® Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

Russell 2000® Index (“Russell 2000”) is an unmanaged index which tracks the performance of the 2000 smallest companies in the Russell 3000, which represents approximately 10% of the total market capitalization of the Russell 3000.

Russell 2000® Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500™ Index (“Russell 2500”) is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000, which represents approximately 20% of the total market capitalization of the Russell 3000.

Russell 2500™ Growth Index is an unmanaged index which measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Index (“Russell Mid Cap”) is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000, which represents about 31% of the total market capitalization of the Russell 1000.

Russell Midcap® Growth Index is an unmanaged index that measures the performance of those Russell Mid Cap companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index is an unmanaged index that measures the performance of those Russell Mid Cap companies with lower price-to-book ratios and lower forecasted growth values.

Standard & Poor’s 500 Composite Stock Index (referred to here in as “Standard & Poor’s 500 Index” or “S&P 500 Index”) is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by

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Standard & Poor’s to be representative of the larger capitalization portion of the United States stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Standard & Poor’s MidCap 400 Index (“S&P MidCap 400 Index”) is an unmanaged weighted index of 400 domestic stocks chosen for market size (general median market capitalization range of $1.5 billion to $5.5 billion), liquidity, and industry group representation. The S&P MidCap 400 Index returns reflect the reinvestment of dividends.

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3. More information on investing in ETFs

Generally, under the 1940 Act, the Portfolios may not acquire shares of another investment company (including ETFs and other registered investment companies) if, immediately after such acquisition, a Portfolio and its affiliated persons (i) would hold more than 3% of such other investment company’s total outstanding shares, (ii) would have invested more than 5% of its total assets in such other investment company, or (iii) would have invested more than 10% of its total assets in investment companies. Generally, the Portfolios, other than the PLUS Portfolios, do not intend to invest beyond these limits. As noted in the section “About the Investment Portfolios,” each PLUS Portfolio intents to invest a portion of its assets in Underlying ETFs and may invest in Underlying ETFs beyond the limits set forth in the 1940 Act. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the PLUS Portfolios) in excess of the above limits. The PLUS Portfolios’ ability to invest in Underlying ETFs will be severely constrained unless the Underlying ETFs have received such an order from the SEC and the Underlying ETF and the PLUS Portfolios take appropriate steps to comply with certain terms and conditions in such order.

The SEC has issued such an exemptive order to the ETFs in which the PLUS Portfolios may invest (iShares Trust and iShares, Inc.), which permits investment companies (such as the PLUS Portfolios) to invest in such ETFs beyond the limitations in the 1940 Act, subject to certain terms and conditions. Under the order, the PLUS Portfolios generally may acquire up to 25% of the assets of an Underlying ETF.

The Manager will waive fees otherwise payable to it by a PLUS Portfolio in an amount at least equal to any compensation (including fees received pursuant to any plan adopted by an Underlying ETF pursuant to Rule 12b-1 under the 1940 Act) received from an Underlying ETF by the Manager, or an affiliated person of the Manager, in connection with the investment by a PLUS Portfolio in the Underlying ETF. With respect to registered separate accounts that invest in a PLUS Portfolio, no sales load will be charged at the Portfolio level or at the Underlying ETF level. Other sales charges and service fees, as defined in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), if any, will only be charged at the Portfolio level or at the Underlying ETF level, not both. With respect to other investments in a PLUS Portfolio, any sales charges and/or service fees charged with respect to shares of a Portfolio will not exceed the limits applicable to funds of funds set forth in Rule 2830 of the Conduct Rules of the FINRA.

To the extent other ETFs obtain similar exemptive relief from the SEC, a PLUS Portfolio may seek to qualify to invest in such other ETFs in excess of the limits set forth in the 1940 Act. If such relief is granted by the SEC, a PLUS Portfolio may invest its assets in any Underlying ETF, subject to certain terms and conditions to be contained in the order granting such relief.

To the extent the limits of the 1940 Act apply to certain Underlying ETFs, such limitations may prevent a PLUS Portfolio from allocating its investments in the manner that the Manager considers optimal. As noted above, each PLUS Portfolio invests a portion of its assets in the Underlying ETFs. Accordingly, the ETF Allocated Portfolio of a PLUS Portfolio’s performance depends upon a favorable allocation among the Underlying ETFs as well as the ability of the Underlying ETFs to generate favorable performance.

General Investment Risks of Underlying ETFs: Each Underlying ETF is subject to the following general risks. Information regarding additional principal risks specific to each Underlying ETF is listed in the following section entitled “Information regarding the underlying ETFs.” Additional information regarding these risks is available in the section entitled “More Information on Risks and Benchmarks” and in the relevant iShares’ Prospectus.

Risks for International ETFs

Asset Class Risk

Concentration Risk

Foreign Securities/Investments Risk

Management Risk

Market Risk

Market Trading Risks

Passive Investments Risk

Secondary Market Trading Risk

Tracking Error Risk

Valuation Risk

Risks for Domestic ETFs

Asset Class Risk

Management Risk

Market Risk

Market Trading Risks

Passive Investments Risk

Secondary Market Trading Risk

Tracking Error Risk

EQ Advisors Trust	More information on investing in ETFs	53

Information Regarding the Underlying ETFs

Below is a list of the Underlying ETFs in which the EQ/International Core PLUS Portfolio currently may invest. The Underlying ETFs in which the EQ/International Core PLUS Portfolio may invest may be changed from time to time without notice or shareholder approval.

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® MSCI Japan Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI Japan Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index

•   Asian Economic Risk

•   Currency Risk

•   Custody Risk

•   Geographic Risk

•   Issuer Risk

•   Lack of Natural Resources Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Security Risk

•   Structural Risks

•   U.S. Economic Risk

iShares® MSCI EAFE Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI EAFE Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The index was developed as an equity benchmark for international stock performance. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Geographic Risk • Non-Diversification Risk • Security Risk
iShares® MSCI EAFE Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI EAFE Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The index is a subset of the MSCI EAFE Index and consists of securities classified by MSCI as most representing the growth style. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Geographic Risk • Growth Securities Risk • Non-Diversification Risk • Security Risk
iShares® MSCI EAFE Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI EAFE Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The index is a subset of the MSCI EAFE Index and consists of securities classified by MSCI as most representing the value style. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Geographic Risk • Non-Diversification Risk • Security Risk • Value Securities Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® MSCI Pacific ex-Japan Index Fund	Seeks investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Australia, Hong Kong, New Zealand and Singapore markets, as represented by the MSCI Pacific ex-Japan Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Asian Economic Risk • Currency Risk • Custody Risk • Interdependence Risk • Issuer Risk • Legal Enforcement Risk • Non-Diversification Risk • Reliance on Exports Risk • Security Risk • Trading Risk
iShares® S&P Europe 350 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s Europe 350 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Geographic Risk • Legal Enforcement Risk • Security Risk
iShares® S&P Latin America 40 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s Latin America 40 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Geographic Risk • Legal Enforcement Risk • Non-Diversification Risk • Security Risk
iShares® MSCI Canada Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Canadian market, as represented by the MSCI Canada Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Commodity Exposure Risk • Currency Risk • Custody Risk • Issuer Risk • Legal Enforcement Risk • Non-Diversification Risk • Security Risk • Structural Risks • Trading Risk • U.S. Economic Risk
iShares® MSCI Emerging Markets Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI Emerging Markets Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or in ADRs and GDRs representing such securities. The fund uses a representative sampling strategy to try to track the index.

•   Currency Risk

•   Custody Risk

•   Emerging Markets Risk

•   Geographic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Securities Market Risk

•   Security Risk

•   Structural Risks

•   Trading Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® MSCI Hong Kong Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Hong Kong market, as represented by the MSCI Hong Kong Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Asian Economic Risk • Currency Risk • Custody Risk • Issuer Risk • Legal Enforcement Risk • Non-Diversification Risk • Reliance on Exports Risk • Security Risk • Trading Risk • U.S. Economic Risk
iShares® MSCI Singapore Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI Singapore Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.

•   Asian Economic Risk

•   Currency Risk

•   Custody Risk

•   Issuer Risk

•   Lack of Natural Resources Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance of Exports Risk

•   Structural Risks

•   Trading Risk

iShares® FTSE/Xinhua China 25 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the FTSE/Xinhua China 25 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Custody Risk • Emerging Markets Risk • Geographic Risk • Legal Enforcement Risk • Non-Diversification Risk
iShares MSCI Australia Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Australian market, as represented by the MSCI Australia Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The fund uses a representative sampling strategy to try to track the index.

•   Asian Economic Risk

•   Commodity Exposure Risk

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Security Risk

•   Trading Risk

•   U.S. Economic Risk

iShares MSCI France Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the French market, as measured by the MSCI France Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Agriculture Risk

•   Reliance on Exports Risk

•   Risk of Uncertainty of European Union Risk

•   Security Risk

•   Structural Risks

•   Trading Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares MSCI Germany Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the German market, as measured by the MSCI Germany Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Risk of Uncertainty of European Union Risk

•   Security Risk

•   Structural Risks

•   Trading Risk

ishares ® MSCI Netherlands Index Fund	Seeks investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Dutch market, as measured by the MSCI Netherlands Investable Market Index.	The Fund will normally invest at least 80% of its assets in the securities of its Underlying index and ADRs based on securities of its Underlying Index. The Fund uses a representative sampling indexing strategy to try to achieve the Fund’s investment objective.

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Geographic Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Risk of Uncertainty of European Union Risk

•   Security Risk

•   Structural Risks

•   Trading Risk

iShares MSCI South Africa Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the South African market, as measured by the MSCI South Africa Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Custody Risk • Emerging Markets Risk • Issuer Risk • Legal Enforcement Risk • Non-Diversification Risk • Security Risk • Structural Risks • Trading Risk
iShares MSCI South Korea Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the South Korean market, as measured by the MSCI South Korea Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The fund uses a representative sampling strategy to try to track the index.

•   Asian Economic Risk

•   Currency Risk

•   Custody Risk

•   Emerging Market Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Structural Risks

•   Trading Risk

•   U.S. Economic Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares MSCI Spain Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Spanish market, as measured by the MSCI Spain Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The fund uses a representative sampling strategy to try to track the index.

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Risk of Uncertainty of European Union Risk

•   Security Risk

•   Structural Risks

•   Trading Risk

iShares MSCI Taiwan Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI Taiwan Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.

•   Asian Economic Risk

•   Currency Risk

•   Custody Risk

•   Emerging Markets Risk

•   Geographic Risk

•   Issuer Risk

•   Lack of Natural Resources Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Security Risk

•   Structural Risks

•   Trading Risk

iShares MSCI United Kingdom Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the British market, as measured by the MSCI United Kingdom Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Structural Risks

•   Trading Risk

•   U.S. Economic Risk

iShares MSCI Brazil Index Fund	The Fund seeks investment results that correspond generally to the price and yield performance of the MSCI Brazil Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The Fund uses a representative sampling indexing strategy to try to track the index.

•   Central and South American Economic Risks

•   Currency Risk

•   Custody Risk

•   Emerging Markets Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Risks of Privatization Results

•   Structural Risks

•   Trading Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares MSCI Italy Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Italian market, as measured by the MSCI Italy Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The Fund uses a representative sampling indexing strategy to try to track the index.

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Risk of Uncertainty of European Union

•   Security Risk

•   Structural Risks

•   Trading Risk

iShares MSCI Mexico Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the Mexican market, as represented by the MSCI Mexico Investable Market Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The Fund uses a representative sampling indexing strategy to manage the Fund.

•   Central and South American Economic Risk

•   Currency Risk

•   Custody Risk

•   Emerging Markets Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Security Risk

•   Structural Risks

•   Trading Risk

•   U.S. Economic Risk

iShares MSCI BRIC Index Fund	The Fund seeks investment results that correspond generally to the price and yield performance of the MSCI BRIC Index.

The fund will invest at least 80% of its assets in securities of its underlying index and in depositary receipts representing such securities. The underlying index is designed to measure the combined equity market performance in Brazil, Russia, India and China.

The Fund uses a representative sampling indexing strategy to try to track the index.

•   Asian Economic Risk

•   Central and South American Regional Economic Risk

•   Commodity Exposure Risk

•   Currency Risk

•   Custody Risk

•   Emerging Markets Risk

•   European Economic Risk

•   Geographic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Risks of Privatization Results

•   Security Risk

•   Structural Risks

•   U.S. Economic Risk

iShares MSCI Austria Index Fund	The Fund seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Austrian market, as represented by the MSCI Austria Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The Fund uses a representative sampling indexing strategy to manage the index.

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Risk of Uncertainty of European Union

•   Security Risk

•   Trading Risk

EQ Advisors Trust	More information on investing in ETFs and the Underlying ETFs	59

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares MSCI Belgium Index Fund	The Fund seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Belgian market, as measured by the MSCI Belgium Investable Market Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The Fund uses a representative sampling indexing strategy to manage the index.

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Lack of Natural Resources Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Risk of Uncertainty of European Union

•   Security Risk

•   Trading Risk

iShares MSCI Sweden Index Fund	The Fund seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Swedish market, as measured by the MSCI Sweden Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The Fund uses a representative sampling indexing strategy to manage the index.

•   Commodity Exposure Risk

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Security Risk

•   Structural Risk

•   Trading Risk

iShares S&P/TOPIX 150 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s/TOPIX 150 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The underlying index includes 150 highly liquid securities selected from each major sector of the Tokyo market. The fund uses a representative sampling strategy to try to track the index.	• Geographic Risk • Legal Enforcement Risk • Non-Diversification Risk

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in any of the funds listed above.

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Information Regarding the Underlying ETFs (continued)

Below is a list of the Underlying ETFs in which the EQ/Mid Cap Value PLUS Portfolio currently may invest. The Underlying ETFs in which the EQ/Mid Cap Value PLUS Portfolio may invest may be changed from time to time without notice or shareholder approval.

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Morningstar Mid Core Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Mid Core Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Mid-Cap Company Risk
iShares® Morningstar Mid Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Mid Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Growth Investing Risk • Mid-Cap Company Risk
iShares® Morningstar Mid Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Mid Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Mid-Cap Company Risk • Value Investing Risk
iShares® Russell Midcap Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Russell Midcap Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents the 800 smallest companies in the Russell 1000 Index.	• Concentration Risk • Mid-Cap Company Risk
iShares® Russell Midcap Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Russell Midcap Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents approximately 54% of the total market value of the Russell Midcap Index.	• Concentration Risk • Mid-Cap Company Risk • Growth Investing Risk

EQ Advisors Trust	More information on investing in ETFs and the Underlying ETFs	61

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Russell Midcap Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Russell Midcap Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents approximately 46% of the total market value of the Russell Midcap Index.	• Concentration Risk • Mid-Cap Company Risk • Value Investing Risk
iShares® S&P MidCap 400 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s MidCap 400 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Mid-Cap Company Risk
iShares® S&P MidCap 400 Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the S&P MidCap 400/Citigroup Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Mid-Cap Company Risk • Growth Investing Risk
iShares® S&P MidCap 400 Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the S&P MidCap 400/Citigroup Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Mid-Cap Company Risk • Value Investing Risk

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in any of the funds listed above.

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Information Regarding the Underlying ETFs (continued)

Below is a list of the Underlying ETFs in which the EQ/Large Cap Growth PLUS Portfolio currently may invest. The Underlying ETFs in which the EQ/Large Cap Growth PLUS Portfolio may invest may be changed from time to time without notice or shareholder approval.

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® NYSE 100 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the NYSE U.S. 100 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index measures the performance of the largest 100 U.S. companies, based on market capitalization, listed on the NYSE.	• Concentration Risk
iShares® Russell 1000 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Russell 1000 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents the approximately 1,000 largest companies in the Russell 3000 Index.
iShares® Russell 1000 Growth Index Fund	Seeks investment returns that correspond generally to the price and yield performance of the Russell 1000 Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents approximately 51% of the total market value of the Russell 1000 Index.	• Growth Investing Risk • Non-Diversification Risk
iShares® Russell 1000 Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Russell 1000 Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents approximately 50% of the total market value of the Russell 1000 Index.	• Value Investing Risk

EQ Advisors Trust	More information on investing in ETFs and the Underlying ETFs	63

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® S&P 500 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s 500 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index measures the performance of the large-capitalization sector of the U.S. equity market.
iShares® S&P 500 Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the S&P 500/Citigroup Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Growth Investing Risk • Non-Diversification Risk
iShares® S&P 500 Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the S&P 500/Citigroup Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Value Investing Risk
iShares® S&P 100 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s 100 Index.	The fund uses a representative sampling strategy in seeking to track the Index. The index measures the performance of a subset of the S&P 500 Index consisting of blue chip stocks from diverse industries.	• Non-Diversification Risk
iShares® Morningstar Large Core Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Large Core Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Non-Diversification Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares Morningstar Large Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Large Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the index.	• Concentration Risk • Growth Investing Risk • Non-Diversification Risk
iShares Morningstar Large Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Large Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the index.	• Concentration Risk • Non-Diversification Risk • Value Investing Risk

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in any of the funds listed above.

EQ Advisors Trust	More information on investing in ETFs and the Underlying ETFs	65

4. Management of the Trust

This section gives you information on the Trust, the Manager and the Advisers for the Portfolios. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section “About the Investment Portfolios.”

The Trust

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust’s Board of Trustees is responsible for the overall management of the Trust and the Portfolios. The Trust issues shares of beneficial interest that are currently divided among sixty-four (64) Portfolios, each of which has authorized Class IA and Class IB shares. This Prospectus describes the Class IA shares of seventeen (17) Portfolios. Each Portfolio has its own objective, investment strategies and risks, which have been previously described in this Prospectus.

The Manager

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. AXA Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

The Manager has a variety of responsibilities for the general management and administration of the Trust and the Portfolios. With respect to the PLUS Portfolios, the Manager is responsible for, among other things, determining the asset allocation range for the Portfolios, selecting and monitoring the Advisers for the Portfolios, advising the ETF Allocated Portions of the Portfolios (including selecting Underlying ETFs in which the Portfolios invest) and ensuring that asset allocations are consistent with the guidelines that have been approved by the Board. With respect to the Trust’s other Portfolios, the Manager’s management responsibilities include the selection and monitoring of Advisers for the Portfolios.

The Manager plays an active role in monitoring each Portfolio (or portion thereof) and Adviser and uses portfolio analytics systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. The Manager also monitors each Adviser’s portfolio management team to determine whether its investment activities remain consistent with the Portfolios’ or portion thereof’s investment style and objectives.

Beyond performance analysis, the Manager monitors significant changes that may impact the Adviser’s overall business. The Manager monitors continuity in the Adviser’s operations and changes in investment personnel and senior management. The Manager performs due diligence reviews with each Adviser no less frequently than annually.

The Manager obtains detailed, comprehensive information concerning Portfolio (or portion thereof) and Adviser performance and Portfolio (or portion thereof) operations that is used to supervise and monitor the Advisers and the Portfolio (or portion thereof) operations. A team is responsible for conducting ongoing investment reviews with each Adviser and for developing the criteria by which Portfolio (or portion thereof) performance is measured.

The Manager selects Advisers from a pool of candidates, including its affiliates, to manage the Portfolios (or portions thereof). The Manager may appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Trust’s Board of Trustees. The Manager also may allocate a Portfolio’s assets to additional Advisers subject to the approval of the Trust’s Board of Trustees and has discretion to allocate each Portfolio’s assets among a Portfolio’s current Advisers. The Manager recommends Advisers for each Portfolio to the Trust’s Board of Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser’s skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers.

The Manager has received an exemptive order from the SEC to permit it and the Trust’s Board of Trustees to appoint, dismiss and replace Advisers and to amend the advisory agreements between the Manager and the Advisers without obtaining shareholder approval. Accordingly, the Manager is able, subject to the approval of the Trust’s Board of Trustees, to appoint, dismiss and replace Advisers and to amend advisory agreements without obtaining shareholder approval. If a new Adviser is retained for a Portfolio, shareholders will receive notice of such action. However, the Manager may not enter into an advisory agreement with an Affiliated Adviser, such as AllianceBernstein L.P. or AXA Rosenberg Investment Management LLC, unless the advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected Portfolio’s shareholders.

Management Fees

Each Portfolio pays a fee to the Manager for management services. The table below shows the annual rate of the management fees (as a percentage of each Portfolio’s average daily net assets) that the Manager received in 2007 for managing each of the Portfolios included in the table and the rate of the management fees waived by the Manager in 2007 in accordance with the provisions of the Expense Limitation Agreement, as defined below, between the Manager and the Trust with respect to certain of the Portfolios.

Management Fees Paid by the Portfolios in 2007

Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
EQ/AllianceBernstein Small Cap Growth	0.74%	N/A
EQ/AllianceBernstein Value	0.59%	0.01%
EQ/Davis New York Venture	0.85%	0.00%
EQ/Equity 500 Index	0.25%	N/A
EQ/FI Mid Cap	0.68%	0.06%

66	Management of the Trust	EQ Advisors Trust

Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
EQ/GAMCO Small Company Value	0.76%	0.00%
EQ/International Core PLUS	0.60%	0.05%
EQ/JPMorgan Core Bond	0.43%	0.00%
EQ/JPMorgan Value Opportunities	0.60%	0.04%
EQ/Large Cap Growth PLUS	0.50%	0.04%
EQ/Lord Abbett Mid Cap Value	0.70%	0.05%
EQ/Mid Cap Value PLUS	0.55%	0.04%
EQ/Small Company Index	0.25%	0.00%
EQ/T. Rowe Price Growth Stock	0.79%	0.03%
EQ/Templeton Growth	0.95%	0.05%
EQ/Van Kampen Emerging Markets Equity	1.11%	0.00%
EQ/Van Kampen Mid Cap Growth	0.70%	0.05%

The Advisers are paid by the Manager. Changes to the advisory fees may be negotiated, which could result in an increase or decrease in the amount of the management fee retained by the Manager, without shareholder approval.

AXA Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by AXA Equitable include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, each Portfolio, except the PLUS Portfolios, pays AXA Equitable an annual fee of $30,000 plus its proportionate share of an asset-based administration fee for the Trust (excluding certain Portfolio’s noted below). The Trust’s asset-based administration fee is equal to an annual rate of 0.12% of the first $3 billion of total Trust average daily net assets (exclusive of certain Portfolios noted below), 0.11% of the next $3 billion, 0.105% of the next $4 billion, 0.10% of the next $20 billion and 0.0975% thereafter. The excluded Portfolios are: All Asset Allocation Portfolio, EQ/Franklin Templeton Founding Strategy Portfolio, the Crossings Allocation Portfolios and the PLUS Portfolios. Each PLUS Portfolio pays AXA Equitable an annual fee of 0.15% of each Portfolio’s average daily net assets, plus $35,000 and an additional $35,000 for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style).

A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the investment management agreements with AXA Equitable and the investment advisory agreements with the Advisers with respect to the Portfolios (except as noted below) is available in the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2007. A discussion of the basis for the decision by the Trust’s Board of Trustees to approve and the investment advisory agreement with Mellon Equity Associates LLC with respect to each of the PLUS Portfolios, the advisory agreement with Wentworth Hauser and Violich, Inc. with respect to the EQ/International Core PLUS Portfolio, the advisory agreement with Wellington Management Company, LLP with respect to the EQ/Mid Cap Value PLUS Portfolio, the advisory agreement with Marsico Capital Management LLC with respect to the EQ/Large Cap Growth PLUS Portfolio and the investment advisory agreement with T. Rowe Price Associates, Inc. with respect to the EQ/T. Rowe Price Growth Stock Portfolio is available in the Trust’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2007. A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the investment management agreement with AXA Equitable with respect to the EQ/Davis New York Venture Portfolio, and EQ/Templeton Growth Portfolio and the investment advisory agreement with Davis Selected Advisers. L.P. with respect to the EQ/Davis New York Venture Portfolio and the investment advisory agreement with Templeton Global Advisors Limited with respect to the EQ/Templeton Growth Portfolio is available in the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2006.

Expense Limitation Agreement

In the interest of limiting through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) the expenses of each Portfolio listed in the following table, the Manager has entered into an expense limitation agreement with the Trust with respect to those Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolios listed below so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, fees and expenses of other investment companies in which a Portfolio invests, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business) do not exceed the following respective expense ratios:

Expense Limitation Provisions

Total Expenses Limited to (% of daily net assets)
Portfolios	Class IA Shares
EQ/AllianceBernstein Value	0.70%
EQ/Davis New York Venture	1.05%
EQ/FI Mid Cap	0.75%
EQ/GAMCO Small Company Value	1.05%
EQ/International Core PLUS	0.85%
EQ/JPMorgan Core Bond†	0.60%
EQ/JPMorgan Value Opportunities†	0.70%
EQ/Large Cap Growth PLUS	0.70%
EQ/Lord Abbett Mid Cap Value	0.80%
EQ/Mid Cap Value PLUS†	0.75%
EQ/Small Company Index†	0.60%
EQ/T.Rowe Price Growth Stock	0.90%
EQ/Templeton Growth	1.10%

EQ Advisors Trust	Management of the Trust	67

Total Expenses Limited to (% of daily net assets)
Portfolios	Class IA Shares
EQ/Van Kampen Emerging Markets Equity†	1.55%
EQ/Van Kampen MidCap Growth	0.80%

The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years (or five years for certain Portfolios, as indicated by a “†” in the above table) of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments made, the Portfolio will be charged such lower expenses.

Legal Proceedings Relating to the Advisers

AllianceBernstein L.P.

Material Litigation and Regulatory Matters

All aspects of AllianceBernstein L.P.’s (“AllianceBernstein” and “the firm”) business are subject to various federal and state laws and regulations, and to laws in foreign countries in which AllianceBernstein’s subsidiaries conduct business. Accordingly, from time to time, regulators contact AllianceBernstein seeking information concerning the firm and its business activities. At any given time, AllianceBernstein is also a party to civil lawsuits.

Please see below for details on current material litigation against AllianceBernstein and material regulatory matters involving AllianceBernstein:

Pending Litigation

1. Market Timing Litigation.  On October 2, 2003, a complaint (Hindo v. Alliance Capital Management L.P., et al.) was filed in federal court in New York alleging that AllianceBernstein and numerous other defendants entered into agreements under which certain parties were permitted to engage in “late trading” and “market timing” transactions in certain firm-sponsored mutual funds in violation of the Securities Act of 1933 (“Securities Act”), the Securities Exchange Act of 1934 (“Exchange Act”) and the Investment Advisers Act of 1940. Hindo further alleges that the prospectuses for certain of these funds were false and misleading. Numerous additional lawsuits making factual allegations generally similar to those in Hindo were later filed in federal and state court, including a lawsuit by the State of West Virginia. In February 2004, all of the pending actions were transferred to the United States District Court for the District of Maryland. In September 2004, plaintiffs filed consolidated amended class action complaints with respect to four types of claim against the firm and other defendants — mutual fund shareholder claims, mutual fund derivative claims, ERISA claims by participants in the firm’s profit sharing plan, and de-rivative claims brought on behalf of AllianceBernstein Holding L.P. In general terms, these lawsuits allege facts similar to those in the Hindo complaint, and assert claims under the Securities Act and Exchange Act, as well as claims under the 1940 Act, the Employee Retirement Income Security Act of 1974 and common law. They seek unspecified damages. AllianceBernstein has moved to dismiss the consolidated complaints.

On April 21, 2006, the firm and attorneys for plaintiffs entered into a confidential memorandum of understanding containing their agreement to settle the claims in the mutual fund shareholder, mutual fund derivative and ERISA actions. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. AllianceBernstein and the other defendants in these actions continue to vigorously defend against any remaining and/or unsettled claims.

* * *

At the present time, AllianceBernstein is unable to predict the outcome or estimate a possible loss or range of loss in respect of the foregoing matters because of the inherent uncertainty regarding the outcome of complex litigation.

With respect to all significant litigation matters, AllianceBernstein conducts a probability assessment of the likelihood of a negative outcome. If the likelihood of a negative outcome is probable, and the amount of the loss can be reasonably estimated, AllianceBernstein records an estimated loss for the expected outcome of the litigation as required by Statement of Financial Accounting Standards No. 5 (“SFAS No. 5”), “Accounting for Contingencies”, and Financial Accounting Standards Board (“FASB”) Interpretation No. 14, “Reasonable Estimation of the Amount of a Loss —an interpretation of FASB Statement No. 5”.

If the likelihood of a negative outcome is reasonably possible and AllianceBernstein is able to indicate an estimate of the possible loss or range of loss, AllianceBernstein discloses that fact together with the estimate of the possible loss or range of loss. However, it is difficult to predict the outcome or estimate a possible loss or range of loss because litigation is subject to significant uncertainties, particularly when plaintiffs allege substantial or indeterminate damages, or when the litigation is highly complex or broad in scope.

Pending Regulatory Matters

1. Mutual Fund Trading Matters.  Certain regulatory authorities, including the SEC and the Office of the New York State Attorney General (“NYAG”), are investigating practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares and have requested that the firm provide information to them. Our firm has cooperated and will continue to cooperate with all of these authorities.

On December 18, 2003, the firm reached terms with the SEC for the resolution of regulatory claims against Alliance Capital Management

68	Management of the Trust	EQ Advisors Trust

L.P. with respect to market timing. The SEC Order reflecting the agreement found that the firm maintained relationships with certain investors who were permitted to engage in market timing trades in certain domestic mutual funds sponsored by the firm in return for or in connection with making investments (which were not actively traded) in other firm products, including hedge funds and mutual funds, for which it receives advisory fees (“Market Timing Relationships”). The Order also stated that the SEC determined to accept an Offer of Settlement submitted by Alliance Capital Management L.P. The firm concurrently reached an agreement in principle with the NYAG which was subject to final, definitive documentation. That documentation, titled the Assurance of Discontinuance, is dated September 1, 2004.

Under both the SEC Order and the NYAG agreement, the firm must establish a $250 million fund to compensate fund shareholders for the adverse effect of market timing. Of the $250 million fund, the Agreements characterize $150 million as disgorgement and $100 million as a penalty. The Agreement with the NYAG requires a weighted average reduction in fees of 20% with respect to investment advisory agreements with AllianceBernstein-sponsored U.S. long-term open-end retail mutual funds for a minimum of five years, which commenced January 1, 2004. The terms of the agreements also call for the formation of certain compliance and ethics committees and the election of independent chairman to mutual fund boards, among other things.

On February 10, 2004, AllianceBernstein received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia’s Office of the State Auditor, Securities Commission (“West Virginia Securities Commission”) (together, the “Information Requests”). Both Information Requests require AllianceBernstein to produce documents concerning, among other things, any market timing or late trading in our sponsored mutual funds. AllianceBernstein responded to the Information Requests and are cooperating fully with the investigation.

On August 30, 2005, the deputy commissioner of securities of the West Virginia Securities Commission signed a “Summary Order to Cease and Desist, and Notice of Right to Hearing” addressed to Alliance Capital Management L.P. and Alliance Capital Management Holding L.P. The Summary Order claims that the firms violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Hindo Complaint. On January 25, 2006, AllianceBernstein and several unaffiliated firms filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court, seeking to vacate the Summary Order and for other relief. The court denied the writ and in September 2006 the Supreme Court of Appeals declined our petition for appeal. On September 22, 2006, AllianceBernstein filed an answer and motion to dismiss the Summary Order with the Securities Commissioner. AllianceBernstein intends to vigorously defend against the allegations in the Summary Order.

2. On September 16, 2005, the SEC issued a Wells notice to the firm claiming that it aided and abetted violations of Section 19(a) of the 1940 Act by the Alliance All-Market Advantage Fund and the Spain Fund. The notice alleged that the funds did not, under Section 19(a), provide the required disclosure of the character of dividend distributions. The funds revised their dividend disclosures in 2004 in response to the SEC’s review of this matter and the firm believes that the disclosures now fully comply with Section 19(a). The firm has reached an agreement in principle with the SEC to resolve this matter, and has recorded a $450,000 earnings charge in connection therewith.

A discussion of material litigation and regulatory matters also is contained in AllianceBernstein’s Form 10-K for the year ended December 31, 2005, and Form 10-Q for the quarter ended September 30, 2006. If you would like additional information concerning any of these matters, or any other matters, please let us know.

Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Advisers, Inc. and Templeton Global Advisors Limited

On August 2, 2004, Franklin Resources, Inc. announced that Franklin Advisers, Inc. (“Franklin Advisers”) (adviser to many of the funds within Franklin Templeton Investments, and an affiliate of the adviser to the other funds) reached a settlement with the SEC that resolved the issues resulting from the SEC’s investigation of market timing activity in the Franklin Templeton Investments funds. Under the terms of the settlement and the SEC’s administrative order, pursuant to which Franklin Advisers neither admitted nor denied any of the findings contained therein, Franklin Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. Such a distribution plan has been prepared and submitted to the SEC for approval. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC’s approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of that settlement and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in

EQ Advisors Trust	Management of the Trust	69

market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC’s findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the “Judicial Panel”) ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled “In re Mutual Funds Investment Litigation” (the “MDL”). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. (“Franklin Distributors”) (the principal underwriter of shares of the Franklin Templeton mutual funds) and Franklin Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC’s investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, in which Franklin Advisers and Franklin Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Franklin Advisers and Franklin Distributors. The SEC approved the independent distribution consultant’s proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan was completed in September 2006, in accordance with the terms and conditions of the SEC’s order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on Franklin Resources, Inc.’s website at franklintempleton.com under “Statement on Current Industry Issues.”

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5. Fund distribution arrangements

The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”) serve as the distributors for the Class IA and Class IB shares of the Trust. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of AXA Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the Securities Exchange Act of 1934, as amended, and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares. Under the Class IB Distribution Plan, the Class IB shares of the Trust are charged an annual fee to compensate each of the distributors for promoting, selling and servicing shares of the Portfolios. The annual fee equals 0.25% (subject to 0.50% maximum) of each Portfolio’s average daily net assets attributable to Class IB Shares. Because these fees are paid out of the Portfolio’s assets on an on going basis, over time, the fees will increase your cost of investing and may cost you more than other types of charges.

The distributors may receive payments from certain Advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the Advisers’ respective Portfolios. These sales meetings or seminar sponsorships may provide the Advisers with increased access to persons involved in the distribution of the Contracts. The distributors also may receive marketing support from the Advisers in connection with the distribution of the Contracts.

EQ Advisors Trust	Fund distribution arrangements	71

6. Buying and selling shares

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

The Trust may suspend the right of redemption for any period or postpone payment for more than seven days when the New York Stock Exchange is closed (other than a weekend or holiday) or when trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended and payments may be postponed for more than seven days during other periods permitted by the SEC. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of AXA Equitable.

Frequent transfers or purchases and redemptions of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolios. Excessive purchases and redemptions of shares of the Portfolio may adversely affect Portfolio performance and the interests of long-term investors by requiring the Portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to affect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios (or underlying ETFs in which a Portfolio invests) that invest a significant portion of their assets in foreign securities (e.g. EQ/International Core PLUS Portfolio, iShares MSCI Mexico Index Fund), in securities of small- and mid-capitalization companies (e.g. EQ/AllianceBernstein Small Cap Growth Portfolio, EQ/Lord Abbett Mid Cap Value Portfolio, iShares Russell Midcap lndex Fund), or in high-yield securities tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than funds that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities also present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures regarding disruptive transfer activity. The Trust and the Portfolios discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Portfolio shares. As a general matter, each Portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion is disruptive (or potentially disruptive) to the management of the Portfolio.

The Trust’s policies and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders uniformly, including omnibus accounts. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•

The limits on AXA Equitable’s ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If AXA Equitable, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s Portfolios are disruptive to the Trust’s Portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. AXA Equitable may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same Portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each Portfolio. The Trust aggregates inflows and outflows for each Portfolio on a daily basis. When a potentially disruptive transfer into or out of a Portfolio occurs on a day when the Portfolio’s net inflows and outflows exceed an established monitoring threshold, AXA Equitable sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity

72	Buying and selling shares	EQ Advisors Trust

continues, AXA Equitable may take action to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, AXA Equitable currently restricts the availability of voice, fax and automated transaction services. AXA Equitable currently applies such action for the remaining life of each affected Contract. Because AXA Equitable exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although AXA Equitable currently provides a letter to Contractholders who have engaged in disruptive transfer activity of its intention to restrict access to communication services, AXA Equitable may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, AXA Equitable or the Trust may also, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

The above policies and procedures with respect to frequent transfers or purchases and redemptions of Portfolio shares also apply to retirement plan participants, but do not apply to AXA Equitable’s funds of funds.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, a particular Portfolio.

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7. How portfolio shares are priced

“Net asset value” is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities	+	Cash and other assets	—	Liabilities

Number of outstanding shares

The net asset value of Portfolio shares is determined according to this schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is received and accepted by a Portfolio or its designated agent.

•

A Portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold because foreign securities sometimes trade on days when a Portfolio’s shares are not priced.

Generally, Portfolio securities are valued as follows:

•	Equity securities (including securities issued by ETFs) – most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities (other than short-term obligations) – based upon pricing service valuations.

•	Short-term obligations (with maturities of 60 days or less) – amortized cost (which approximates market value). All securities held in the EQ/Money Market Portfolio are valued at amortized cost.

•

Securities traded on foreign exchanges – most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that will materially affect its value. In that case, fair value as determined by or under the direction of the Trust’s Board of Trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options – last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures – last sales price or, if there is no sale, latest available bid price.

•

Investment Company Securities – shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

•

Other Securities – other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers and certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value of Portfolio shares is determined, may be reflected in the Trust’s calculations of net asset values for each applicable Portfolio when the Trust deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by those traders.

74	How portfolio shares are priced	EQ Advisors Trust

8. Dividends and other distributions and tax consequences

Dividends and Other Distributions

The Portfolios (other than the EQ/Money Market Portfolio) generally distribute most or all of their net investment income and their net realized gains, if any, annually. The EQ/Money Market Portfolio normally declares and distributes dividends daily and distributes net investment income and its net realized gains, if any, annually. Dividends and other distributions by a Portfolio are automatically reinvested at net asset value in shares of that Portfolio.

Tax Consequences

Each Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company, for federal tax purposes. A Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, limits on investments, types of income, and distributions. A regulated investment company that satisfies those requirements is not taxed at the entity (Portfolio) level to the extent it passes through its net income and gains to its shareholders by making distributions. Although the Trust intends each Portfolio will be operated to have no federal tax liability, if any Portfolio does have federal tax liability, that would hurt its investment performance. Also, any Portfolio that invests in foreign securities or holds foreign currencies could be subject to foreign taxes that could reduce its investment performance.

It is important for each Portfolio to maintain its regulated investment company status (and to satisfy certain other requirements) because the shareholders of a Portfolio that are insurance company separate accounts will then be able to use a ”look-through” rule in determining whether the Contracts indirectly funded by the Portfolio meet the investment diversification rules for separate accounts. If a Portfolio failed to meet those diversification rules, owners of non-pension plan Contracts funded through that Portfolio would be taxed immediately on the accumulated investment earnings under their Contracts and would lose any benefit of tax deferral. AXA Equitable, in its capacity as Manager and administrator of the Trust, therefore carefully monitors compliance with all of the regulated investment company rules and separate account investment diversification rules.

Contractholders seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.

EQ Advisors Trust	Dividends and other distributions and tax consequences	75

9. Glossary of Terms

Bid price — The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Capital gain distributions — Payments to a Portfolio’s shareholders of profits earned from selling securities in that Portfolio. Capital gain distributions are usually paid once a year.

Core investing — An investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

Derivative — A financial instrument whose value and performance are based on the value and performance of an underlying asset, reference rate or index.

Diversification — The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

Duration — A measure of how much a bond’s price fluctuates with changes in interest rates.

Earnings growth — A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing — An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

Interest rate — Rate of interest charged for the use of money, usually expressed as an annual rate.

Market capitalization — Market price of a company’s shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

Net asset value (NAV) — The market value of one share of a Portfolio on any given day without taking into account any sales charges. It is determined by dividing a Portfolio’s total net assets by the number of shares outstanding.

Price-to-book value ratio — Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio — Current market price of a stock divided by its earnings per share. Also known as the “multiple,” the price-to-earnings ratio gives investors an idea of how much they are paying for a company’s earning power and is a useful tool for evaluating the costs of different securities.

Value investing — An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

Volatility — The general variability of a Portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a Portfolio is, the less volatile it will be.

Yield — The rate at which a Portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

76	Glossary of Terms	EQ Advisors Trust

10. Financial Highlights

The financial highlights table is intended to help you understand the financial performance for each Portfolio’s Class IA and Class IB shares. The financial information in the table below is for the past five (5) years (or, if shorter, the period of the Portfolio’s operations). The financial information below for the Class IA and Class IB shares of each Portfolio has been derived from the financial statements of each Portfolio, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on each Portfolio’s financial statements as of December 31, 2007 and the financial statements themselves appear in the Trust’s Annual Report.

Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s Statement of Additional Information (SAI) and available upon request.

EQ/AllianceBernstein Small Cap Growth Portfolio:

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004	2003	2007(e)	2006(e)	2005(e)	2004	2003
Net asset value, beginning of year	$16.37	$16.28	$14.57	$12.75	$9.02	$15.95	$15.93	$14.29	$12.54	$8.90

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.09)	(0.06)	(0.06)	(0.02)	(0.09)	(0.13)	(0.09)	(0.09)	(0.04)
Net realized and unrealized gain on investments	2.73	1.60	1.77	1.88	3.75	2.65	1.57	1.73	1.84	3.68

Total from investment operations	2.68	1.51	1.71	1.82	3.73	2.56	1.44	1.64	1.75	3.64

Less distributions:
Distributions from realized gains	(2.66)	(1.42)	—	—	—	(2.66)	(1.42)	—	—	—

Net asset value, end of year	$16.39	$16.37	$16.28	$14.57	$12.75	$15.85	$15.95	$15.93	$14.29	$12.54

Total return	17.00%	9.28%	11.74%	14.27%	41.35%	16.70%	8.98%	11.55%	13.96%	40.90%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$542,826	$509,593	$507,858	$493,124	$451,408	$771,708	$720,886	$692,269	$639,666	$552,216
Ratio of expenses to average net assets:
After fees paid indirectly	0.86%	0.83%	0.76%	0.73%	0.78%	1.11%	1.08%	1.01%	0.98%	1.03%
Before fees paid indirectly	0.87%	0.84%	0.80%	0.81%	0.82%	1.12%	1.09%	1.05%	1.06%	1.07%
Ratio of net investment loss to average net assets:
After fees paid indirectly	(0.26)%	(0.51)%	(0.39)%	(0.48)%	(0.21)%	(0.51)%	(0.76)%	(0.64)%	(0.73)%	(0.46)%
Before fees paid indirectly	(0.27)%	(0.52)%	(0.43)%	(0.56)%	(0.25)%	(0.52)%	(0.77)%	(0.68)%	(0.81)%	(0.50)%
Portfolio turnover rate	84%	74%	103%	81%	114%	84%	74%	103%	81%	114%

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Financial Highlights (cont’d)

EQ/AllianceBernstein Value Portfolio(i):

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004	2003	2007(e)		2006(e)	2005(e)	2004	2003
Net asset value, beginning of year	$16.39	$14.51	$14.21	$12.77	$10.03	$16.38		$14.50	$14.20	$12.76	$10.03

Income (loss) from investment operations:
Net investment income	0.35	0.30	0.26	0.20	0.18	0.30		0.26	0.22	0.18	0.15
Net realized and unrealized gain (loss) on investments	(1.07)	2.83	0.55	1.55	2.73	(1.06)		2.83	0.55	1.53	2.73

Total from investment operations	(0.72)	3.13	0.81	1.75	2.91	(0.76)		3.09	0.77	1.71	2.88

Less distributions:
Dividends from net investment income	(0.26)	(0.30)	(0.21)	(0.22)	(0.17)	(0.22)		(0.26)	(0.17)	(0.18)	(0.15)
Distributions from realized gains	(1.14)	(0.95)	(0.30)	(0.09)	—	(1.14)		(0.95)	(0.30)	(0.09)	—

Total dividends and distributions	(1.40)	(1.25)	(0.51)	(0.31)	(0.17)	(1.36)		(1.21)	(0.47)	(0.27)	(0.15)

Net asset value, end of year	$14.27	$16.39	$14.51	$14.21	$12.77	$14.26		$16.38	$14.50	$14.20	$12.76

Total return	(4.30)%	21.70%	5.68%	13.74%	29.07%	(4.55)%		21.41%	5.42%	13.46%	28.73%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,770,999	$1,531,086	$1,329,984	$49,292	$32,274	$3,310,417		$2,844,395	$2,219,168	$2,006,001	$1,508,256
Ratio of expenses to average net assets:
After waivers	0.70%	0.70%	0.66%	0.70%	0.70%	0.95%		0.95%	0.91%	0.95%	0.95%
After waivers and fees paid indirectly	0.62%	0.69%	0.59%	0.70%	0.70%	0.87	%(c)	0.94%	0.84%	0.95%	0.95%
Before waivers and fees paid indirectly	0.71%	0.70%	0.66%	0.70%	0.70%	0.96	%(c)	0.95%	0.91%	0.95%	0.95%
Ratio of net investment income to average net assets:
After waivers	2.06%	1.92%	1.74%	1.74%	1.82%	1.74%		1.67%	1.49%	1.49%	1.57%
After waivers and fees paid indirectly	2.15%	1.93%	1.81%	1.74%	1.82%	1.80%		1.68%	1.56%	1.49%	1.57%
Before waivers and fees paid indirectly	2.05%	1.92%	1.74%	1.74%	1.82%	1.72%		1.67%	1.49%	1.49%	1.57%
Portfolio turnover rate	50%	28%	16%	28%	21%	50%		28%	16%	28%	21%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$—	$—	$—	$— #	$—	#	$—	$—	$—	$— #

78	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Davis New York Venture Portfolio:

	Class IA			Class IB
	Year Ended December 31, 2007(e)	August 31, 2006* to December 31, 2006(e)		Year Ended December 31, 2007(e)		August 31, 2006* to December 31, 2006(e)
Net asset value, beginning of period	$10.80	$10.00		$10.80		$10.00

Income from investment operations:
Net investment income	0.12	0.07		0.10		0.04
Net realized and unrealized gain on investments	0.32	0.76		0.31		0.78

Total from investment operations	0.44	0.83		0.41		0.82

Less distributions:
Dividends from net investment income	(0.08)	(0.03)		(0.05)		(0.02)
Distributions from realized gains	(0.03)	—	#	(0.03)		—	#

Total dividends and distributions	(0.11)	(0.03)		(0.08)		(0.02)

Net asset value, end of period	$11.13	$10.80		$11.13		$10.80

Total return (b)	4.09%	8.30%		3.81%		8.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$250,993	$2,681		$289,159		$64,531
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.03%	1.05%		1.28	%(c)	1.30%
After waivers, reimbursements, and fees paid indirectly (a)	1.00%	1.02%		1.25	%(c)	1.27%
Before waivers, reimbursements, and fees paid indirectly (a)	1.03%	1.59	%(c)	1.28%		1.84	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.05%	1.83%		0.86%		0.96%
After waivers, reimbursements, and fees paid indirectly (a)	1.08%	1.86%		0.89%		1.00%
Before waivers, reimbursements, and fees paid indirectly (a)	1.05%	0.28%		0.86%		0.49%
Portfolio turnover rate	9%	0	%‡	9%		0	%‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$0.05		$—		$0.02

EQ Advisors Trust	Financial Highlights	79

Financial Highlights (cont’d)

EQ/Equity 500 Index Portfolio:

	Class IA						Class IB
	Year Ended December 31,						Year Ended December 31,
	2007(e)		2006(e)	2005(e)	2004	2003	2007(e)		2006(e)	2005(e)	2004	2003
Net asset value, beginning of year	$25.92		$23.52	$23.24	$21.38	$16.92	$25.79		$23.41	$23.13	$21.28	$16.84

Income from investment operations:
Net investment income	0.43		0.39	0.37	0.39	0.28	0.36		0.33	0.31	0.31	0.19
Net realized and unrealized gain on investments	0.90	(z)	3.22	0.72	1.85	4.47	0.90	(z)	3.19	0.72	1.86	4.49

Total from investment operations	1.33		3.61	1.09	2.24	4.75	1.26		3.52	1.03	2.17	4.68

Less distributions:
Dividends from net investment income	(0.44)		(0.41)	(0.38)	(0.38)	(0.29)	(0.37)		(0.34)	(0.32)	(0.32)	(0.24)
Distributions from realized gains	(0.76)		(0.80)	(0.43)	—	—	(0.76)		(0.80)	(0.43)	—	—

Total dividends and distributions	(1.20)		(1.21)	(0.81)	(0.38)	(0.29)	(1.13)		(1.14)	(0.75)	(0.32)	(0.24)

Net asset value, end of year	$26.05		$25.92	$23.52	$23.24	$21.38	$25.92		$25.79	$23.41	$23.13	$21.28

Total return	5.22	%(z)	15.37%	4.68%	10.50%	28.14%	4.97	%(z)	15.06%	4.42%	10.21%	27.83%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,600,697		$1,615,477	$1,560,845	$1,633,378	$1,560,563	$2,062,991		$2,142,776	$2,018,231	$1,951,348	$1,589,054
Ratio of expenses to average net assets	0.38%		0.35%	0.30%	0.30%	0.31%	0.63%		0.60%	0.55%	0.55%	0.56%
Ratio of net investment income to average net assets	1.58%		1.58%	1.57%	1.75%	1.48%	1.33%		1.33%	1.32%	1.50%	1.23%
Portfolio turnover rate	4%		4%	7%	1%	— ‡%	4%		4%	7%	1%	— ‡%

80	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/FI Mid Cap Portfolio

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004	2003	2007(e)	2006(e)		2005(e)	2004	2003
Net asset value, beginning of year	$10.75	$10.35	$11.13	$10.20	$7.08	$10.65	$10.26		$11.08	$10.15	$7.07

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.02	0.02	0.05	0.01	(0.01)	—	#	(0.01)	0.04	(0.01)
Net realized and unrealized gain on investments and foreign currency transactions	0.84	1.16	0.69	1.59	3.11	0.84	1.14		0.68	1.57	3.09

Total from investment operations	0.86	1.18	0.71	1.64	3.12	0.83	1.14		0.67	1.61	3.08

Less distributions:
Dividends from net investment income	—	(0.03)	—	(0.07)	—	—	—	#	—	(0.04)	—
Distributions from realized gains	(1.52)	(0.75)	(1.49)	(0.64)	—	(1.52)	(0.75)		(1.49)	(0.64)	—

Total dividends and distributions	(1.52)	(0.78)	(1.49)	(0.71)	—	(1.52)	(0.75)		(1.49)	(0.68)	—

Net asset value, end of year	$10.09	$10.75	$10.35	$11.13	$10.20	$9.96	$10.65		$10.26	$11.08	$10.15

Total return	8.25%	11.79%	6.63%	16.32%	44.07%	8.05%	11.51%		6.39%	16.01%	43.56%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$63,363	$51,403	$13,551	$7,931	$2,835	$1,611,257	$1,516,836		$1,340,515	$1,161,685	$792,096
Ratio of expenses to average net assets:
After waivers	0.75%	0.75%	0.75%	0.75%	0.75%	1.00%	1.00%		1.00%	1.00%	1.00%
After waivers and fees paid indirectly	0.75%	0.72%	0.70%	0.71%	0.63%	1.00%	0.97	%(c)	0.95%	0.96%	0.88%
Before waivers and fees paid indirectly	0.81%	0.80%	0.75%	0.76%	0.78%	1.06%	1.05	%(c)	1.00%	1.01%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers	0.19%	0.19%	0.15%	0.62%	0.04%	(0.06)%	(0.04)%		(0.10)%	0.37%	(0.21)%
After waivers and fees paid indirectly	0.20%	0.22%	0.20%	0.66%	0.16%	(0.06)%	—	%‡‡	(0.05)%	0.41%	(0.09)%
Before waivers and fees paid indirectly	0.13%	0.15%	0.15%	0.61%	0.01%	(0.12)%	(0.08)%		(0.10)%	0.36%	(0.24)%
Portfolio turnover rate	112%	155%	149%	123%	159%	112%	155%		149%	123%	159%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income (loss)	$0.01	$— #	$—	$— #	$— #	$0.01	$—	#	$—	$— #	$— #

EQ Advisors Trust	Financial Highlights	81

Financial Highlights (cont’d)

EQ/GAMCO Small Company Value Portfolio:

	Class IA	Class IB
	July 13, 2007* to December 31, 2007(e)	Year Ended December 31,
		2007(e)		2006(e)	2005(e)	2004	2003(e)
Net asset value, beginning of period	$35.40	$30.13		$26.91	$27.75	$23.56	$17.16

Income (loss) from investment operations:
Net investment income	0.14	0.22		0.10	0.13	0.01	— #
Net realized and unrealized (loss) on investments and foreign currency transactions	(2.61)	2.55		4.91	1.06	4.90	6.42

Total from investment operations	(2.47)	2.77		5.01	1.19	4.91	6.42

Less distributions:
Dividends from net investment income	(0.22)	(0.14)		(0.25)	(0.12)	— #	(0.02)
Distributions from realized gains	(1.17)	(1.17)		(1.54)	(1.91)	(0.72)	—

Total dividends and distributions	(1.39)	(1.31)		(1.79)	(2.03)	(0.72)	(0.02)

Net asset value, end of period	$31.54	$31.59		$30.13	$26.91	$27.75	$23.56

Total return (b)	(6.86)%	9.32%		18.82%	4.33%	20.93%	37.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$337,261	$1,001,617		$727,119	$586,954	$470,869	$396,914
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.85%	1.10	%(c)	1.13%	1.09%	1.16%	N/A
Before fees paid indirectly (a)	0.88%	1.13	%(c)	1.14%	1.10%	1.17%	1.08%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	0.92%	0.66%		0.33%	0.46%	0.06%	N/A
Before fees paid indirectly (a)	0.89%	0.64%		0.32%	0.45%	0.05%	0.01%
Portfolio turnover rate	42%	42%		19%	22%	10%	8%

82	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/International Core PLUS Portfolio (formerly, MarketPLUS International Core Portfolio):

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007	2006(e)	2005(e)	2004	2003	2007		2006(e)		2005(e)	2004	2003
Net asset value, beginning of year	$13.89	$12.47	$10.80	$9.64	$7.35	$13.90		$12.48		$10.81	$9.64	$7.35

Income from investment operations:
Net investment income	0.23	0.15	0.15	0.09	0.07	0.22		0.14		0.12	0.08	0.05
Net realized and unrealized gain on investments and foreign currency transactions	1.79	2.26	1.73	1.24	2.34	1.76		2.24		1.73	1.23	2.34

Total from investment operations	2.02	2.41	1.88	1.33	2.41	1.98		2.38		1.85	1.31	2.39

Less distributions:
Dividends from net investment income	(0.10)	(0.19)	(0.20)	(0.17)	(0.12)	(0.06)		(0.16)		(0.17)	(0.14)	(0.10)
Distributions from realized gains	(3.05)	(0.80)	(0.01)	—	—	(3.05)		(0.80)		(0.01)	—	—

Total dividends and distributions	(3.15)	(0.99)	(0.21)	(0.17)	(0.12)	(3.11)		(0.96)		(0.18)	(0.14)	(0.10)

Net asset value, end of year	$12.76	$13.89	$12.47	$10.80	$9.64	$12.77		$13.90		$12.48	$10.81	$9.64

Total return	15.54%	19.57%	17.43%	13.86%	33.05%	15.20%		19.25%		17.12%	13.68%	32.54%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$723,648	$430,037	$119,304	$74,741	$320	$1,193,151		$1,117,308		$828,324	$609,846	$357,162
Ratio of expenses to average net assets:
After waivers	0.88%	0.95%	0.95%	0.95%	0.95%	1.13	%(c)	1.20%		1.20%	1.20%	1.20%
After waivers and fees paid indirectly	0.79%	0.95%	0.93%	0.92%	0.93%	1.04%		1.20%		1.18%	1.17%	1.18%
Before waivers and fees paid indirectly	0.90%	1.01%	1.00%	1.02%	1.06%	1.15	%(c)	1.26	%(c)	1.25%	1.27%	1.31%
Ratio of net investment income to average net assets:
After waivers	1.57%	1.08%	1.32%	0.98%	0.90%	1.49%		1.03%		1.07%	0.73%	0.65%
After waivers and fees paid indirectly	1.66%	1.08%	1.34%	1.01%	0.92%	1.60%		1.04%		1.09%	0.76%	0.67%
Before waivers and fees paid indirectly	1.55%	1.02%	1.27%	0.91%	0.79%	1.47%		0.98%		1.02%	0.66%	0.54%
Portfolio turnover rate	95%	25%	24%	19%	12%	95%		25%		24%	19%	12%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$0.01	$0.01	$0.01	$0.01	$—	#	$0.01		$0.01	$0.01	$0.01

EQ Advisors Trust	Financial Highlights	83

Financial Highlights (cont’d)

EQ/JPMorgan Core Bond Portfolio:

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004(e)	2003(e)	2007(e)	2006(e)		2005(e)	2004(e)	2003(e)
Net asset value, beginning of year	$10.96	$11.00	$11.14	$11.18	$11.19	$10.97	$11.01		$11.15	$11.19	$11.19

Income (loss) from investment operations:
Net investment income	0.56	0.55	0.42	0.33	0.34	0.53	0.50		0.39	0.30	0.31
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.20)	(0.08)	(0.14)	0.15	0.06	(0.20)	(0.06)		(0.14)	0.15	0.08

Total from investment operations	0.36	0.47	0.28	0.48	0.40	0.33	0.44		0.25	0.45	0.39

Less distributions:
Dividends from net investment income	(0.52)	(0.51)	(0.40)	(0.32)	(0.34)	(0.49)	(0.48)		(0.37)	(0.29)	(0.32)
Distributions from realized gains	—	—	(0.02)	(0.20)	(0.07)	—	—		(0.02)	(0.20)	(0.07)

Total dividends and distributions	(0.52)	(0.51)	(0.42)	(0.52)	(0.41)	(0.49)	(0.48)		(0.39)	(0.49)	(0.39)

Net asset value, end of year	$10.80	$10.96	$11.00	$11.14	$11.18	$10.81	$10.97		$11.01	$11.15	$11.19

Total return	3.35%	4.28%	2.50%	4.31%	3.62%	3.08%	4.01%		2.24%	4.13%	3.38%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$633,814	$105,248	$11,367	$5,715	$2,122	$1,529,392	$1,491,463		$1,392,453	$1,208,076	$1,081,959
Ratio of expenses to average net assets	0.56%	0.56%	0.49%	0.50%	0.52%	0.81%	0.81	%(c)	0.74%	0.75%	0.77%
Ratio of net investment income to average net assets	5.02%	4.87%	3.75%	2.93%	2.98%	4.78%	4.50%		3.50%	2.68%	2.73%
Portfolio turnover rate	513%	543%	588%	560%	464%	513%	543%		588%	560%	464%

84	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/JPMorgan Value Opportunities Portfolio:

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004	2003	2007(e)	2006(e)		2005(e)	2004	2003
Net asset value, beginning of year	$14.16	$12.59	$12.30	$11.23	$8.97	$14.19	$12.61		$12.32	$11.26	$8.99

Income (loss) from investment operations:
Net investment income	0.23	0.24	0.20	0.19	0.15	0.20	0.21		0.16	0.17	0.14
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.39)	2.36	0.32	1.07	2.27	(0.39)	2.37		0.33	1.04	2.27

Total from investment operations	(0.16)	2.60	0.52	1.26	2.42	(0.19)	2.58		0.49	1.21	2.41

Less distributions:
Dividends from net investment income	(0.24)	(0.25)	(0.23)	(0.19)	(0.16)	(0.21)	(0.22)		(0.20)	(0.15)	(0.14)
Distributions from realized gains	(2.13)	(0.78)	—	—	—	(2.13)	(0.78)		—	—	—

Total dividends and distributions	(2.37)	(1.03)	(0.23)	(0.19)	(0.16)	(2.34)	(1.00)		(0.20)	(0.15)	(0.14)

Net asset value, end of year	$11.63	$14.16	$12.59	$12.30	$11.23	$11.66	$14.19		$12.61	$12.32	$11.26

Total return	(0.93)%	20.65%	4.21%	11.21%	27.04%	(1.18)%	20.40%		3.94%	10.81%	26.81%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,890	$1,791	$399	$129	$108	$559,519	$645,905		$602,237	$642,993	$613,776
Ratio of expenses to average net assets:
After waivers	0.70%	0.70%	0.67%	0.70%	0.70%	0.95%	0.95%		0.92%	0.95%	0.95%
After waivers and fees paid indirectly	0.70%	0.70%	0.67%	0.51%	0.68%	0.95%	0.95%		0.92%	0.76%	0.93%
Before waivers and fees paid indirectly	0.74%	0.73%	0.67%	0.70%	0.70%	0.99%	0.98	%(c)	0.92%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers	1.62%	1.75%	1.58%	1.53%	1.67%	1.37%	1.53%		1.33%	1.28%	1.42%
After waivers and fees paid indirectly	1.62%	1.75%	1.58%	1.72%	1.69%	1.37%	1.53%		1.33%	1.47%	1.44%
Before waivers and fees paid indirectly	1.58%	1.72%	1.58%	1.53%	1.67%	1.33%	1.51%		1.33%	1.28%	1.42%
Portfolio turnover rate	79%	78%	67%	91%	43%	79%	78%		67%	91%	43%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$— #	$—	$—	$—	$0.01	$—	#	$—	$—	$—

EQ Advisors Trust	Financial Highlights	85

Financial Highlights (cont’d)

EQ/Large Cap Growth PLUS Portfolio (formerly, MarketPLUS Large Cap Growth Portfolio):

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007	2006(e)	2005(e)	2004(e)	2003	2007		2006(e)		2005(e)	2004(e)	2003
Net asset value, beginning of year	$15.74	$14.57	$13.32	$11.80	$9.10	$15.40		$14.29		$13.11	$11.64	$9.00

Income (loss) from investment operations:
Net investment income (loss)	0.10	— #	(0.01)	(0.01)	(0.01)	0.06		(0.04)		(0.04)	(0.04)	(0.04)
Net realized and unrealized gain on investments and foreign currency transactions	2.39	1.17	1.26	1.53	2.71	2.35		1.15		1.22	1.51	2.68

Total from investment operations	2.49	1.17	1.25	1.52	2.70	2.41		1.11		1.18	1.47	2.64

Less distributions:
Dividends from net investment income	(0.11)	—	—	—	—	(0.06)		—		—	—	—

Net asset value, end of year	$18.12	$15.74	$14.57	$13.32	$11.80	$17.75		$15.40		$14.29	$13.11	$11.64

Total return	15.81%	8.03%	9.38%	12.88%	29.67%	15.66%		7.77%		9.00%	12.63%	29.33%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$7,371	$4,679	$3,304	$1,988	$27,996	$978,032		$860,495		$916,611	$958,680	$935,920
Ratio of expenses to average net assets:
After waivers	0.73%	0.77%	0.71%	0.71%	0.72%	0.98	%(c)	1.02	%(c)	0.96%	0.96%	0.97%
After waivers and fees paid indirectly	0.58%	0.75%	0.68%	0.66%	0.71%	0.83%		1.00	%(c)	0.93%	0.91%	0.96%
Before waivers and fees paid indirectly	0.74%	0.77%	0.71%	0.71%	0.72%	0.99%		1.02	%(c)	0.96%	0.96%	0.97%
Ratio of net investment loss to average net assets:
After waivers	0.49%	(0.04)%	(0.11)%	(0.10)%	(0.10)%	0.24%		(0.30)%		(0.36)%	(0.35)%	(0.35)%
After waivers and fees paid indirectly	0.64%	(0.02)%	(0.08)%	(0.05)%	(0.09)%	0.39%		(0.28)%		(0.33)%	(0.30)%	(0.34)%
Before waivers and fees paid indirectly	0.49%	(0.04)%	(0.11)%	(0.10)%	(0.10)%	0.23%		(0.30)%		(0.36)%	(0.35)%	(0.35)%
Portfolio turnover rate	136%	130%	97%	101%	105%	136%		130%		97%	101%	105%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income (loss)	$— #	$—	$—	$—	$—	$—	#	$—		$—	$—	$—

86	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Lord Abbett Mid Cap Value Portfolio:

	Class IA			Class IB
	Year Ended December 31,		April 29, 2005* to December 31, 2005(e)	Year Ended December 31,			April 29, 2005* to December 31, 2005(e)
	2007(e)	2006(e)		2007(e)	2006(e)
Net asset value, beginning of period	$12.47	$11.28	$10.00	$12.48	$11.29		$10.00

Income from investment operations:
Net investment income	0.10	0.14	0.08	0.07	0.07		0.06
Net realized and unrealized gain on investments	— #	1.28	1.30	— #	1.32		1.30

Total from investment operations	0.10	1.42	1.38	0.07	1.39		1.36

Less distributions:
Dividends from net investment income	(0.10)	(0.08)	(0.06)	(0.06)	(0.05)		(0.03)
Distributions from realized gains	(0.84)	(0.15)	(0.04)	(0.84)	(0.15)		(0.04)

Total dividends and distributions	(0.94)	(0.23)	(0.10)	(0.90)	(0.20)		(0.07)

Net asset value, end of period	$11.63	$12.47	$11.28	$11.65	$12.48		$11.29

Total return (b)	0.81%	12.66%	13.82%	0.64%	12.37%		13.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$84,868	$76,210	$114	$340,422	$245,301		$123,436
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%	0.80%	1.05%	1.05%		1.05%
After waivers and fees paid indirectly (a)	0.79%	0.80%	0.76%	1.04%	1.05	%(c)	1.01%
Before waivers and fees paid indirectly (a)	0.85%	0.85%	1.02%	1.10%	1.10	%(c)	1.27%
Ratio of net investment income to average net assets:
After waivers (a)	0.78%	1.11%	1.03%	0.54%	0.64%		0.78%
After waivers and fees paid indirectly (a)	0.79%	1.11%	1.07%	0.55%	0.64%		0.82%
Before waivers and fees paid indirectly (a)	0.74%	1.06%	0.81%	0.50%	0.58%		0.56%
Portfolio turnover rate	32%	24%	19%	32%	24%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01	$0.02	$0.01	$0.01		$0.02

EQ Advisors Trust	Financial Highlights	87

Financial Highlights (cont’d)

EQ/Mid Cap Value PLUS Portfolio (formerly, MarketPLUS Mid Cap Value Portfolio):

	Class IA						Class IB
	Year Ended December 31,						Year Ended December 31,
	2007	2006(e)	2005(e)		2004(e)	2003	2007	2006(e)		2005(e)		2004(e)	2003
Net asset value, beginning of year	$14.37	$14.01	$14.05		$13.09	$9.85	$14.30	$13.95		$14.00		$13.08	$9.84

Income (loss) from investment operations:
Net investment income	0.19	0.08	0.09		0.03	0.09	0.16	0.04		0.05		— #	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.42)	1.68	1.51		2.20	3.22	(0.44)	1.67		1.50		2.19	3.22

Total from investment operations	(0.23)	1.76	1.60		2.23	3.31	(0.28)	1.71		1.55		2.19	3.28

Less distributions:
Dividends from net investment income	(0.19)	(0.08)	(0.10)		—	(0.07)	(0.15)	(0.04)		(0.06)		—	(0.04)
Distributions from realized gains	(3.56)	(1.32)	(1.54)		(1.27)	—	(3.56)	(1.32)		(1.54)		(1.27)	—

Total dividends and distributions	(3.75)	(1.40)	(1.64)		(1.27)	(0.07)	(3.71)	(1.36)		(1.60)		(1.27)	(0.04)

Net asset value, end of year	$10.39	$14.37	$14.01		$14.05	$13.09	$10.31	$14.30		$13.95		$14.00	$13.08

Total return	(1.29)%	12.76%	11.62%		18.14%	33.58%	(1.62)%	12.45%		11.31%		17.84%	33.36%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$26,777	$24,186	$16,535		$8,178	$26,522	$1,671,712	$1,897,629		$1,730,041		$1,438,673	$1,097,892
Ratio of expenses to average net assets:
After waivers	0.79%	0.83%	0.79%		0.82%	0.85%	1.04%	1.08%		1.04%		1.07%	1.10%
After waivers and fees paid indirectly	0.58%	0.82%	0.77%		0.80%	0.79%	0.83%	1.07	%(c)	1.02%		1.05%	1.04%
Before waivers and fees paid indirectly	0.79%	0.83%	0.79%		0.82%	0.85%	1.04%	1.08%		1.04%		1.07%	1.10%
Ratio of net investment income to average net assets:
After waivers	1.05%	0.53%	0.60%		0.21%	0.75%	0.82%	0.27%		0.35%		(0.04)%	0.50%
After waivers and fees paid indirectly	1.26%	0.54%	0.62%		0.23%	0.81%	1.03%	0.29%		0.37%		(0.02)%	0.56%
Before waivers and fees paid indirectly	1.05%	0.53%	0.60%		0.21%	0.75%	0.81%	0.27%		0.35%		(0.04)%	0.50%
Portfolio turnover rate	160%	66%	55	%(d)	74%	160%	160%	66%		55	%(d)	74%	160%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$—	$—		$—	$—	$— #	$—		$—		$—	$—

88	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Small Company Index Portfolio:

	Class IA						Class IB
	Year Ended December 31,						Year Ended December 31,
	2007(e)	2006(e)		2005(e)	2004	2003(e)	2007(e)	2006(e)		2005(e)	2004	2003(e)
Net asset value, beginning of year	$13.01	$11.68		$11.87	$10.47	$7.19	$13.01	$11.68		$11.87	$10.47	$7.19

Income (loss) from investment operations:
Net investment income	0.18	0.15		0.13	0.08	0.07	0.14	0.11		0.10	0.07	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.43)	1.94		0.40	1.79	3.26	(0.42)	1.94		0.40	1.77	3.26

Total from investment operations	(0.25)	2.09		0.53	1.87	3.33	(0.28)	2.05		0.50	1.84	3.30

Less distributions:
Dividends from net investment income	(0.21)	(0.13)		(0.12)	(0.09)	(0.05)	(0.18)	(0.09)		(0.09)	(0.06)	(0.02)
Distributions from realized gains	(0.94)	(0.63)		(0.60)	(0.38)	—	(0.94)	(0.63)		(0.60)	(0.38)	—

Total dividends and distributions	(1.15)	(0.76)		(0.72)	(0.47)	(0.05)	(1.12)	(0.72)		(0.69)	(0.44)	(0.02)

Net asset value, end of year	$11.61	$13.01		$11.68	$11.87	$10.47	$11.61	$13.01		$11.68	$11.87	$10.47

Total return	(1.55)%	17.98%		4.50%	17.97%	46.30%	(1.82)%	17.68%		4.24%	17.67%	45.94%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$130,825	$380,834		$24,343	$18,361	$7,462	$669,947	$687,050		$517,538	$480,368	$319,634
Ratio of expenses to average net assets	0.39%	0.38	%(c)	0.33%	0.38%	0.60%	0.64%	0.63	%(c)	0.58%	0.63%	0.85%
Ratio of net investment income to average net assets	1.36%	1.17%		1.09%	0.94%	0.75%	1.04%	0.87%		0.84%	0.69%	0.50%
Portfolio turnover rate	32%	26%		26%	21%	32%	32%	26%		26%	21%	32%

EQ Advisors Trust	Financial Highlights	89

Financial Highlights (cont’d)

EQ/T. Rowe Price Growth Stock Portfolio(g):

	Class IA	Class IB
	May 16, 2007* to December 31, 2007(e)	Year Ended December 31,
		2007(e)		2006(e)	2005(e)	2004	2003(e)
Net asset value, beginning of period	$22.76	$21.20		$22.09	$21.25	$18.72		$12.24

Income from investment operations:
Net investment income	0.09	0.02		(0.13)	(0.17)	(0.17)		(0.11)
Net realized and unrealized loss on investments and foreign currency transactions	(0.09)	1.48		(0.76)	1.01	2.70		6.59

Total from investment operations	— #	1.50		(0.89)	0.84	2.53		6.48

Less distributions:
Dividends from net investment income	(0.07)	(0.02)		—	—	—		—
Distributions from realized gains	(1.24)	(1.24)		—	—	—		—

Total dividends and distributions	(1.31)	(1.26)		—	—	—		—

Net asset value, end of period	$21.45	$21.44		$21.20	$22.09	$21.25		$18.72

Total return (b)	0.24%	7.19%		(3.98)%	3.95%	13.51%		52.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,219	$590,564		$246,130	$302,413	$285,682		$282,945
Ratio of expenses to average net assets:
After waivers (a)	0.90%	1.15%		1.15%	1.13%	1.15%		1.08%
After waivers and fees paid indirectly (a)	0.62%	0.87	%(c)	1.15%	1.13%	1.14%		1.06%
Before waivers and fees paid indirectly (a)	0.93%	1.18	%(c)	1.18%	1.13%	1.17%		1.08%
Ratio of net investment income to average net assets:
After waivers (a)	0.33%	(0.10)%		(0.60)%	(0.84)%	(0.85)%		(0.72)%
After waivers and fees paid indirectly (a)	0.61%	0.10%		(0.60)%	(0.84)%	(0.84)%		(0.70)%
Before waivers and fees paid indirectly (a)	0.30%	(0.14)%		(0.62)%	(0.84)%	(0.87)%		(0.72)%
Portfolio turnover rate	169%	169%		40%	15%	18%		19%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$— #	$0.01		$0.01	$—	$— #	$	**

90	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Templeton Growth Portfolio:

	Class IA			Class IB
	Year Ended December 31, 2007(e)	September 15, 2006* to December 31, 2006(e)		Year Ended December 31, 2007(e)		September 15, 2006* to December 31, 2006(e)
Net asset value, beginning of period	$10.79	$10.00		$10.79		$10.00

Income from investment operations:
Net investment income	0.09	0.03		0.12		0.02
Net realized and unrealized gain on investments and foreign currency translations	0.16	0.78		0.10		0.78

Total from investment operations	0.25	0.81		0.22		0.80

Less distributions:
Dividends from net investment income	(0.08)	(0.02)		(0.05)		(0.01)
Distributions from realized gains	(0.03)	—		(0.03)		—

Total dividends and distributions	(0.11)	(0.02)		(0.08)		(0.01)

Net asset value, end of period	$10.93	$10.79		$10.93		$10.79

Total return (b)	2.36%	8.11%		2.09%		8.03%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$274,235	$1,621		$319,465		$74,947
Ratio of expenses to average net assets:
After waivers (a)	1.10%	1.10%		1.35%		1.35%
After waivers, and fees paid indirectly (a)	1.10%	1.10%		1.35%		1.35%
Before waivers and fees paid indirectly (a)	1.15%	1.59	%(c)	1.40	%(c)	1.84	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	0.76%	1.03%		1.08%		0.50%
After waivers, and fees paid indirectly (a)	0.76%	1.03%		1.08%		0.50%
Before waivers and fees paid indirectly (a)	0.72%	0.10%		1.04%		0.03%
Portfolio turnover rate	5%	0%		5%		0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.03		$—	#	$0.01

EQ Advisors Trust	Financial Highlights	91

Financial Highlights (cont’d)

EQ/Van Kampen Emerging Markets Equity Portfolio:

	Class IA						Class IB
	Year Ended December 31,						Year Ended December 31,
	2007(e)	2006(e)		2005(e)	2004	2003	2007(e)	2006(e)		2005(e)	2004	2003
Net asset value, beginning of year	$16.23	$12.87		$10.06	$8.20	$5.29	$16.22	$12.87		$10.06	$8.19	$5.28

Income from investment operations:
Net investment income	0.05	0.04		0.09	0.05	0.07	—	0.03		0.05	0.04	0.05
Net realized and unrealized gain on investments and foreign currency transactions	6.50	4.70		3.23	1.89	2.91	6.50	4.66		3.25	1.89	2.91

Total from investment operations	6.55	4.74		3.32	1.94	2.98	6.50	4.69		3.30	1.93	2.96

Less distributions:
Dividends from net investment income	—	(0.10)		(0.09)	(0.08)	(0.07)	—	(0.06)		(0.07)	(0.06)	(0.05)
Distributions from realized gains	(3.93)	(1.28)		(0.42)	—	—	(3.93)	(1.28)		(0.42)	—	—

Total dividends and distributions	(3.93)	(1.38)		(0.51)	(0.08)	(0.07)	(3.93)	(1.34)		(0.49)	(0.06)	(0.05)

Net asset value, end of year	$18.85	$16.23		$12.87	$10.06	$8.20	$18.79	$16.22		$12.87	$10.06	$8.19

Total return	42.42%	37.41%		33.04%	24.01%	56.18%	41.98%	37.07%		32.84%	23.58%	56.09%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,016,346	$619,212		$162,519	$4,592	$995	$2,838,075	$1,849,522		$1,140,481	$615,499	$389,893
Ratio of expenses to average net assets:
After waivers	1.39%	1.49	%(c)	1.55%	1.55%	1.55%	1.64%	1.74	%(c)	1.80%	1.80%	1.80%
After waivers and fees paid indirectly	1.39%	1.47	%(c)	1.53%	1.50%	1.53%	1.64%	1.72	%(c)	1.78%	1.75%	1.78%
Before waivers and fees paid indirectly	1.39%	1.49	%(c)	1.55%	1.55%	1.55%	1.64%	1.74	%(c)	1.80%	1.80%	1.80%
Ratio of net investment income to average net assets:
After waivers	0.25%	0.22%		0.69%	0.75%	1.33%	0.01%	0.17%		0.44%	0.50%	1.08%
After waivers and fees paid indirectly	0.25%	0.24%		0.71%	0.80%	1.35%	0.01%	0.19%		0.46%	0.55%	1.10%
Before waivers and fees paid indirectly	0.25%	0.22%		0.69%	0.75%	1.33%	0.01%	0.17%		0.44%	0.50%	1.08%
Portfolio turnover rate	101%	69%		52%	57%	81%	101%	69%		52%	57%	81%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	$—		$—	$—	$— #	$—	$—		$—	$—	$— #

92	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Van Kampen Mid Cap Growth Portfolio:

	Class IA			Class IB
	Year Ended December 31		April 29, 2005* to December 31, 2005(e)	Year Ended December 31,			April 29, 2005* to December 31, 2005(e)
	2007(e)	2006(e)		2007(e)		2006(e)
Net asset value, beginning of period	$13.58	$12.51	$10.00	$13.56		$12.48	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.17	0.05	(0.01)	0.06		0.01	(0.03)
Net realized and unrealized gain on investments and foreign currency	2.88	1.14	2.52	2.93		1.15	2.51

Total from investment operations	3.05	1.19	2.51	2.99		1.16	2.48

Less Distributions:
Dividends from net investment income	(0.08)	(0.05)	—	(0.03)		(0.01)	—
Distributions from realized gains	(0.82)	(0.07)	—	(0.82)		(0.07)	—

Total dividends and distributions	(0.90)	(0.12)	—	(0.85)		(0.08)	—

Net asset value, end of period	$15.73	$13.58	$12.51	$15.70		$13.56	$12.48

Total return (b)	22.74%	9.50%	25.10%	22.38%		9.33%	24.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$62,728	$137	$125	$378,803		$139,188	$49,826
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%	0.80%	1.05%		1.05%	1.05%
After waivers and fees paid indirectly (a)	0.79%	0.76%	0.77%	1.04	%(c)	1.01%	1.02%
Before waivers and fees paid indirectly (a)	0.85%	0.90%	1.45%	1.10	%(c)	1.15%	1.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.07%	0.38%	(0.12)%	0.39%		0.06%	(0.37)%
After waivers and fees paid indirectly (a)	1.07%	0.41%	(0.09)%	0.41%		0.10%	(0.34)%
Before waivers and fees paid indirectly (a)	1.01%	0.27%	(0.77)%	0.33%		(0.04)%	(1.02)%
Portfolio turnover rate	55%	64%	39%	55%		64%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01	$0.01	$0.05	$0.01		$0.01	$0.05

EQ Advisors Trust	Financial Highlights	93

Financial Highlights (cont’d)

*	Commencement of Operations.
**	Prior to December 31, 2004, these ratios and per share amounts were not provided.
****	Prior to December 31, 2007, these ratios were not provided.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.01.
‡	Amount is less than 1%.
‡‡	Amount is less than 0.01%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for investment income and non-class specific expense.
(d)	Reflects purchases and sales from change in investment strategy.
(e)	Net investment income and capital changes per share are based on average shares outstanding.
(g)	On July 6, 2007, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Janus Large Cap Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2007 represents the results of operations of the EQ/TCW Equity Portfolio.
(i)	On August 17, 2007, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AllianceBernstein Growth & Income Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2007 represents the results of operations of the EQ/AllianceBernstein Value Portfolio.
(w)	Includes dividend expense.
(y)	In 2007, 0.48% and 0.41% of the Portfolio’s total return for Class IA and Class IB, respectively, consists of voluntary payments made by unaffiliated service providers in connection with cash which remained under-invested for a period of time. These payments positively impacted the net asset value of the Portfolio’s Class IA and Class IB shares by $0.07 and $0.06, respectively, per share and are included in net realized and unrealized gain on investments and foreign currency transactions.
(z)	In 2007, 0.04% of the Portfolio’s total return for each class consists of a voluntary payment made by the Adviser in connection with cash which remained under-invested for a period of time. This payment positively impacted the net asset value of the Portfolio’s Class IA and Class IB shares by $0.01 per share and is included in net realized and unrealized gain on investments.

94	Financial Highlights	EQ Advisors Trust

If you would like more information about the Portfolios, the following documents are available free upon request. The Trust does not have a website available for accessing such information.

Annual and Semi-Annual Reports — Include more information about the Portfolios’ investments and performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the Portfolios, has been filed with the SEC and is incorporated into this Prospectus by reference.

Portfolio Holdings Disclosure — A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the Portfolios’ SAI.

To order a free copy of a Portfolio’s SAI and/or Annual and Semi-Annual Report,

contact your financial professional, or the Portfolios at:

EQ Advisors Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 1-877-222-2144

Your financial professional or EQ Advisors Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolios are available on the EDGAR database on the SEC’s Internet site at:

http://www.sec.gov.

Investors may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following

E-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

Washington, D.C. 20549-0102.

EQ Advisors Trust

(Investment Company Act File No. 811-07953)

© 2008 EQ Advisors Trust